UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 79.40%

Corporate-Backed 4.66%

Burke Cnty GA Dev Auth Pollutn Ctrl Pwr Ctrl Plant	1.75%	12/1/2049	A	$15,000	$14,999,850
Burke Cnty GA Dev Auth Pollutn Ctrl Transmission Corp	1.25%	1/1/2052	AA-	7,250	7,262,035
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%	10/1/2032	A	10,000	10,242,000
CA St Muni Fin Auth Wst Mgmt Inc Pj Ser A	2.00%	2/1/2019	BBB	4,000	4,103,360
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%	6/1/2034	Baa1	2,000	2,161,520
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%	4/1/2029	A1	7,500	7,781,775
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%	6/1/2017	A+	2,590	2,829,264
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%	6/1/2015	A+	5,275	5,775,809
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2017	A+	3,365	3,870,187
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.93%#	6/1/2013	A+	5,000	5,042,100
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2018	A+	8,000	9,025,920
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%	12/1/2029	BBB	4,000	4,034,680
Gulf Coast TX Wst Disp Auth US Steel Corp Pj	5.75%	9/1/2017	BB	6,850	7,223,531
Mobile AL Indl Dev Brd Pollutn Ctrl AL Pwr Co Rmkt	1.65%	6/1/2034	A	3,000	3,017,640
Navajo Cnty AZ Polltn Ctrl Corp AZ Pub Svc Co Cholla Ser A	1.25%	6/1/2034	Baa1	6,000	6,005,580
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%	9/1/2013	BBB	4,250	4,357,525
Valdez AK Marine Terminal Rev BP Pipelines Inc Pj Rmkt	5.00%	1/1/2018	A	10,000	11,659,600

Total					109,392,376

Education 3.63%

AZ Brd of Regents COP Univ AZ Ser B	4.00%	6/1/2017	AA-	2,050	2,293,540
AZ Brd of Regents COP Univ AZ Ser B	4.00%	6/1/2018	AA-	2,140	2,397,528
AZ Brd of Regents COP Univ AZ Ser C	5.00%	6/1/2017	AA-	5,750	6,704,212
AZ Brd of Regents COP Univ AZ Ser C	5.00%	6/1/2018	AA-	3,215	3,781,001
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2020	Aa2	5,000	6,106,000
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%	4/1/2013	NR	4,250	4,252,550
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%	7/1/2036	Aa1	5,250	5,382,720
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%	10/1/2014	A	1,595	1,643,440
MA St Hlth & Edl Facs Auth Amherst College Ser K-2	1.70%	11/1/2038	AAA	5,000	5,094,350
NC Cap Facs Fin Agy High Point Univ(a)	4.00%	5/1/2016	BBB+	1,770	1,908,414
NC Cap Facs Fin Agy High Point Univ(a)	4.00%	5/1/2017	BBB+	2,785	3,021,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

NC Cap Facs Fin Agy High Point Univ(a)	5.00%	5/1/2018	BBB+	$1,640	$1,865,582
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%	4/1/2036	AA	14,000	14,584,430
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%	12/1/2013	Baa1	1,000	1,058,010
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%	7/1/2014	A2	4,000	4,306,040
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,760,234
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%	7/1/2014	A-	2,000	2,136,660
SC Edl Facs Auth Furman Univ	4.00%	10/1/2015	A1	1,000	1,087,340
Univ of CA Rev Ser AB	5.00%	5/15/2020	Aa1	7,160	8,867,875
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,526,280
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,075,380
Wayne St Univ MI Rev Ser A	5.00%	11/15/2015	Aa2	3,975	4,403,068

Total					85,255,738

General Obligation 15.68%

AK Muni Bd Bk Auth Ser A1	3.00%	3/1/2014	Aa2	1,000	1,042,350
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	7,210	7,623,205
Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AA-	1,275	1,341,389
Boston MA Ser A	5.00%	4/1/2014	Aaa	1,500	1,620,810
CA St	5.00%	9/1/2018	A1	7,500	8,897,175
CA St Sch Cash Reserve Pg Auth Ser D(a)	2.00%	2/1/2013	NR	20,000	20,170,000
CA St Var Purp	5.00%	9/1/2018	A1	3,750	4,448,588
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa2	3,460	3,722,752
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	AA-	2,255	2,468,842
Chicago IL Ser A (AGM)	5.00%	1/1/2017	AA-	9,000	9,995,760
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA-	7,500	8,619,750
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%	6/15/2016	AA-	7,370	7,744,691
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,819,217
Cook Cnty IL Ser A	5.00%	11/15/2017	AA	5,010	5,878,884
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,092,180
CT St Ser A (SIFMA)	1.10%#	5/15/2018	AA	4,000	4,028,800
CT St Ser D	5.00%	11/1/2014	AA	500	552,000
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,755,850
Detroit MI Dist St Aid	5.00%	11/1/2015	AA	6,775	7,501,009
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	1,500	1,631,745
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,098,100
FL St Brd of Ed Pub Ed Ser C GTD	5.00%	6/1/2014	AAA	250	271,808
Frederick Cnty MD Pub Facs	4.00%	8/1/2018	AA+	6,820	7,865,915
Harris Cnty TX Ser A	5.00%	10/1/2019	AAA	4,600	5,703,954
Harris Cnty TX Ser A	5.00%	10/1/2020	AAA	4,800	5,987,760
Hartford CT	5.625%	2/1/2013	A1	590	607,806
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,912,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	$2,475	$2,701,339
Houston TX Ser A	5.00%	3/1/2018	AA	7,365	8,841,682
Hudson Cnty NJ	2.00%	12/7/2012	NR	20,000	20,131,800
IL St	5.00%	8/1/2016	A+	7,000	7,831,810
IL St 1st Ser (AGM)	5.50%	5/1/2016	AA-	7,000	7,924,630
IL St Ser A	3.00%	1/1/2018	A+	10,000	10,198,200
IL St Ser A	5.00%	10/1/2017	A+	4,575	4,779,365
IL St Ser A	5.00%	10/1/2017	A2	1,100	1,163,877
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	10,039,396
Kansas City MO Ser A	4.00%	2/1/2018	AA	9,000	10,302,030
Katy TX Indpt Sch Dist Ser C PSF GTD(a)	0.816%#	8/15/2036	AAA	20,000	19,995,200
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,167,702
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%	7/1/2014	Aa2	70	76,153
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	76,922
Miami-Dade Cnty FL Seaport Ser C	4.25%	10/1/2017	Aa2	6,320	7,161,698
MN St Hwy & Var Purp	5.00%	8/1/2014	AA+	1,200	1,315,368
MN St Ser A	5.00%	10/1/2017	AA+	8,675	10,471,245
OH St Common Sch Ser A	5.00%	9/15/2018	AA+	6,200	7,523,886
OH St Common Sch Ser C	5.00%	9/15/2014	AA+	8,525	9,359,171
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,100,070
PA St 2nd Ser	5.00%	2/15/2015	Aa1	11,400	12,700,626
Pittsburgh PA Pub Schs Dist Ser A	4.00%	9/1/2018	Aa3	7,090	7,972,847
Portsmouth VA Nts Ser C	3.00%	7/15/2014	Aa2	7,500	7,702,125
Puerto Rico Comwlth Govt Dev Bk Sr Nts Ser D	1.00%	11/8/2012	Baa1	3,400	3,400,238
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	Baa1	4,025	4,329,451
Ramsey Cnty MN Cap Impt Ser B	5.00%	2/1/2016	AAA	4,785	5,513,277
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	5,500	5,947,700
RI St & Providence Plantations Consolidated Dev Ln Cap Dev Ln Ser A	5.00%	8/1/2017	AA	5,000	5,897,100
RI St & Providence Plantations Consolidated Dev Ln Cap Dev Ln Ser A	5.00%	8/1/2018	AA	5,000	5,983,150
Rockland Cnty NY Rans Ser B	3.75%	6/28/2013	NR	6,000	6,055,860
San Francisco CA City & Cnty Ser R1	5.00%	6/15/2018	AA	8,725	10,554,807
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%	8/15/2014	AAA	1,000	1,094,380
Territory of Guam Ser A	5.75%	11/15/2014	B+	2,540	2,567,153
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2014	BBB	2,750	2,934,663
Waterbury CT (AG)	4.00%	9/1/2014	AA-	1,700	1,814,495
Williamson Cnty TX Limited Tax	4.00%	2/15/2018	AAA	3,000	3,443,940
Williamson Cnty TX Limited Tax	4.00%	2/15/2019	AAA	5,000	5,790,700
Woonsocket RI	7.125%	6/15/2016	B2	3,365	3,453,937

Total					367,720,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care 12.88%

Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR		$10,000	$10,238,400
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2013	B-		2,000	1,997,540
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2012	B-		5,815	5,820,117
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3		9,440	10,296,208
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.23%#	5/15/2038	Aa3		4,000	4,000,800
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%	3/1/2014	A		2,000	2,139,920
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%	7/1/2027	A		3,500	3,769,955
CA Hlth Facs Fing Auth Lucile Salter Packard Children’s Hosp	1.45%	8/15/2023	AA		3,500	3,531,815
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%	8/15/2014	AA-		1,205	1,315,523
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	BBB		1,160	1,187,283
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	BBB		1,220	1,289,625
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB		1,075	1,116,807
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+		13,150	13,599,730
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB-		800	850,680
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		2,275	2,517,242
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,147,620
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,500	6,031,245
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,295,185
CO Hlth Facs Auth Rev Total Long Term Care Natl Ser A	4.25%	11/15/2015	BBB-	(c)	1,175	1,233,503
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2018	A+		2,705	3,149,242
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2019	A+		2,835	3,302,690
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A-		2,050	2,206,846
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A-		1,980	2,191,009
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(c)	2,965	3,111,382
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(c)	2,950	3,165,320
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,780,875
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,201,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR	$1,195	$1,225,341
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1	1,065	1,145,173
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+	2,000	2,199,440
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA	3,380	3,617,242
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-2	1.60%	11/15/2036	AA+	11,500	11,505,060
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-	3,680	3,802,176
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-	3,600	3,722,724
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-	2,855	2,969,029
Kaweah CA Delta Hlthcare Dist(a)	5.00%	6/1/2017	A3	2,000	2,258,320
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA	10,000	10,420,000
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BB+	575	575,000
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+	3,000	3,224,010
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	3,000	3,032,760
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2017	BBB+	2,000	2,216,300
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2018	BBB+	5,090	5,653,056
MA St Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	3,240	2,613,222
MI St Hosp Fin Auth Ascension Hlth Sub Credit Ser A-3 Rmkt(b)	1.87%	11/1/2027	AA	20,000	19,912,200
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA-	1,335	1,458,861
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA-	540	606,182
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,248,151
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,330,824
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,060,190
Newport Beach CA Rev Hoag Mem Hosp Presbyterian Ser D	5.00%	12/1/2038	AA	3,000	3,077,100
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	11,306,300
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2016	BBB-	3,160	3,474,546
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2017	BBB-	3,850	4,266,377
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,186,082
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A3	2,035	2,067,234
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%	5/1/2017	A+	4,040	4,664,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	$120	$128,044
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,275,816
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA-	2,420	2,572,581
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B(a)	5.00%	7/1/2015	BBB-	1,500	1,561,590
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B(a)	5.00%	7/1/2016	BBB-	1,500	1,567,170
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B(a)	5.00%	7/1/2017	BBB-	1,500	1,565,160
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B(a)	5.00%	7/1/2018	BBB-	8,385	8,674,115
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2016	A-	3,385	3,681,560
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2017	A-	2,555	2,787,658
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%	11/15/2038	AA	5,500	6,309,600
San Buenaventura CA Cmnty Mem Hlth Sys	5.00%	12/1/2016	BB	1,750	1,935,238
San Buenaventura CA Cmnty Mem Hlth Sys	5.25%	12/1/2017	BB	1,750	1,962,713
San Buenaventura CA Cmnty Mem Hlth Sys	5.75%	12/1/2018	BB	1,800	2,064,996
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,775,114
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,123,027
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,077,270
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,630,635
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys(a)	5.00%	12/1/2022	NR	3,400	3,372,664
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	6,000	6,002,460
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,567,235
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,227,850
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	5.125%	8/15/2027	A3	9,000	10,238,040
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,366,586
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	A-	5,000	5,228,950

Total					302,021,410

Housing 0.35%

CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%	8/1/2014	Aa3	3,220	3,230,755
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,003,400

Total					8,234,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations 11.64%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AA-	$1,500	$1,674,240
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	Aa2	3,500	3,710,070
CA Golden Empire Schs Fing Auth Kern High Sch Dist	0.63%#	5/1/2013	NR	20,000	20,000,000
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,403,972
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	4/1/2018	A2	2,800	3,223,696
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2014	A	5,320	5,701,444
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2015	A	5,420	5,934,792
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2018	AA-	3,000	3,555,660
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,811,724
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%	7/1/2016	Aa1	1,785	2,044,718
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%	1/1/2014	Aa2	4,205	4,493,799
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%	10/1/2014	AA-	5,500	6,034,215
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,856,639
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa3	2,815	3,085,071
Los Angeles CA Muni Impt Corp Cap Impt Ser A	5.00%	3/1/2018	A+	5,000	5,754,900
Los Angeles CA Muni Impt Corp Cap Impt Ser A	5.00%	3/1/2019	A+	9,500	10,966,420
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser A	5.00%	10/1/2017	A+	3,000	3,471,300
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser A	5.00%	10/1/2018	A+	3,000	3,477,600
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%	12/1/2013	A+	4,055	4,244,166
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%	12/1/2014	A+	6,360	6,824,916
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%	6/1/2015	A+	4,595	5,047,745
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%	12/1/2015	A+	4,195	4,670,293
MA St Ser A	0.84%#	2/1/2015	AA+	2,500	2,514,875
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,248,730
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,550,749
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	Aa2	4,050	4,312,076
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	Aa3	2,000	2,179,680
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,653,220
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	6,092,141
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AA-	3,000	3,207,120
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%	9/1/2029	AA-	5,000	5,571,700
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	A+	2,625	2,825,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AA-	$1,830	$1,983,647
NJ St Econ Dev Auth Ser II	5.00%	3/1/2017	A+	20,000	23,175,000
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%	9/1/2014	AA-	2,975	3,242,125
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2015	A+	3,150	3,369,272
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2016	A+	1,225	1,447,056
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%	12/15/2014	AA-	2,910	3,257,221
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,520,945
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	7,075	7,578,103
NY St Thwy Auth Loc Hwy & Brdg	5.00%	4/1/2018	AA-	7,500	9,006,675
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%	8/1/2032	Aa3	2,500	2,881,825
Philadelphia PA Redev Auth Transformation Initiative	5.00%	4/15/2017	A2	1,135	1,303,899
Philadelphia PA Redev Auth Transformation Initiative	5.00%	4/15/2018	A2	1,670	1,937,083
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%	7/1/2016	Baa1	4,145	4,666,814
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.18%#	3/1/2040	Aa3	3,550	3,558,982
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%	12/1/2014	AA+	1,000	1,082,830
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%	4/15/2016	A+	1,665	1,823,075
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%	4/15/2017	A+	1,250	1,380,163
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%	4/15/2018	A+	2,100	2,322,012
San Francisco CA City & Cnty Ser B COP	5.00%	9/1/2017	AA-	12,640	14,909,259
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%	11/15/2014	AA	2,670	2,942,340
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AA-	1,000	1,056,690
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%	1/15/2014	Aa2	2,705	2,886,154
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	3,270	3,475,748

Total					272,950,349

Other Revenue 5.23%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2015	Ba2	1,580	1,694,819
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,219,500
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,594,144
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,441,600
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,722,260
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	10,000	10,311,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%	2/1/2014	BBB	$4,000	$4,146,000
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2022	A1	4,040	4,736,173
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	BBB-	10,000	10,423,400
MI St Fin Auth Sch Dist	5.00%	6/1/2015	A+	1,700	1,838,227
MI St Fin Auth Sch Dist	5.00%	6/1/2016	A+	1,600	1,760,448
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%	12/1/2013	BBB	3,000	3,094,380
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2014	BBB	4,060	4,266,288
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2015	BBB	4,535	4,805,286
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,221,650
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2017	A	6,175	7,145,710
NJ Econ Dev Auth El Dorado Ser A	0.55%#	12/1/2021	BBB	5,000	5,000,000
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%	12/1/2038	BBB	3,000	3,125,880
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%	12/1/2037	BBB	12,000	12,503,520
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2018	A1	2,500	2,929,025
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,271,290
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,214,800
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	10,000	10,272,600

Total					122,738,000

Special Tax 0.23%

Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,327,116

Tax Revenue 3.49%

Akron OH Cmnty Learning Ctrs Ser A	4.00%	12/1/2015	AA+	3,190	3,508,490
Akron OH Cmnty Learning Ctrs Ser A	4.00%	12/1/2016	AA+	4,090	4,591,188
Akron OH Cmnty Learning Ctrs Ser B	3.00%	12/1/2014	AA+	1,465	1,540,550
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,130,848
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,762,161
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	Aaa	1,130	1,239,881
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,235,754
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,162,992
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,000,000
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,778,820
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser E	5.00%	11/1/2016	AAA	5,500	6,494,785
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	Aaa	2,560	2,810,650
NJ St Econ Dev Auth	5.00%	6/15/2016	BBB+	1,880	2,094,395
NJ St Econ Dev Auth	5.00%	6/15/2018	BBB+	8,500	9,631,775
NJ St Econ Dev Auth	5.00%	6/15/2017	BBB+	3,000	3,380,970
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,776,133
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2017	AAA	10,000	11,850,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)

Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	$2,940	$3,130,247
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	BBB+	4,150	4,239,308
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,487,948

Total					81,846,895

Tobacco 1.20%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1	5,500	5,793,150
IL Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2015	A	8,085	8,925,436
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2016	A	2,500	2,842,575
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2017	A	3,190	3,693,286
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A	5.00%	6/1/2017	AA-	5,850	6,912,009

Total					28,166,456

Transportation 5.94%

Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,945,998
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,051,800
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,683,075
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,658,814
Denver CO City & Cnty Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,402,539
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	BBB	3,450	3,592,140
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	BBB	6,550	6,819,860
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2017	AA	2,000	2,351,080
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,080,850
Houston TX Arpt Sys Rev Sub Lien Ser B	5.00%	7/1/2017	A	1,500	1,757,745
IL St Toll Hwy Auth Sr Priority Ser A (AGM)	5.00%	1/1/2018	AA-	5,205	5,805,137
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,790,725
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,559,220
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	78,694
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,104,990
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,750	7,143,187
NC St Grant Antic	4.00%	3/1/2023	AA	10,000	11,235,700
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,300,667
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	A+	5,000	5,542,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	$5,000	$5,655,900
NY St Thwy Auth Secd Ser A-1	5.00%	4/1/2018	AA	3,405	4,089,030
NY St Thwy Auth Ser I(a)	5.00%	1/1/2016	A+	500	568,960
NY St Thwy Auth Ser I(a)	5.00%	1/1/2018	A+	1,250	1,461,725
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,601,970
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	884,639
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,493,458
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA-	5,000	5,439,900
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,118,640
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2017	A+	1,225	1,421,355
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2018	A+	1,280	1,504,563
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	A+	6,345	8,033,849
WA St Federal Hwy Grant Sr 520 Corridor Pg Ser F	5.00%	9/1/2017	AA	16,930	20,127,400
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	78,539

Total					139,384,799

Utilities 14.47%

Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2016	A1	675	765,632
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2017	A1	1,000	1,155,840
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2018	A1	2,900	3,393,116
Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA-	1,875	2,034,394
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,773,125
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle Pj	1.40%	11/1/2048	A	4,000	4,026,880
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,290,023
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	B	3,050	3,241,571
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA-	2,500	2,624,200
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,333,580
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2014	A+	1,000	1,063,860
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2015	A+	1,000	1,092,710
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2017	A+	1,000	1,106,190
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aa1	180	188,957
Escambia Cnty FL Solid Wst Disp Gulf Pwr Co Pj	1.35%	4/1/2039	A	7,500	7,521,300
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,428,550
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,629,935
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	BBB+	5,000	5,050,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	A3	$2,100	$2,202,585
Houston TX Combined Util Sys 1st Lien (SIFMA)	0.93%#	5/15/2034	AA	23,000	23,000,000
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%	3/1/2030	A1	12,750	12,857,992
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%	2/1/2033	A1	4,000	4,115,120
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,055,620
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	11,036,600
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,757,493
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,098,510
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,089,650
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,790	3,008,401
Long Island NY Pwr Auth Ser A	4.00%	5/1/2018	A-	3,940	4,428,599
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AA-	4,410	4,570,259
Los Angeles CA Wst Wtr Sys Sub Ser A	5.00%	6/1/2018	AA	3,000	3,638,490
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A	1.65%	10/1/2033	A2	6,000	6,000,480
Louisville & Jefferson Cnty KY Metro Govt Louisville Gas Elec Ser B	1.60%#	6/1/2033	A2	4,000	3,994,360
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA	5,000	5,159,400
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA	9,505	10,275,951
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%	7/1/2018	A+	4,415	5,257,868
Metro Wtr Dist of Sthrn CA Term Mode Ser E-2	3.00%	7/1/2035	AAA	6,000	6,392,760
Metro Wtr Dist of Sthrn CA Term Mode Ser E-3	3.50%	7/1/2037	AAA	9,515	10,521,592
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	3,016,193
MS St Business Fin Corp Coast Elec Pwr Assistance Ser C Rmkt	0.60%#	5/1/2037	A	5,000	4,999,500
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2018	A	3,145	3,681,285
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	7,000	8,390,200
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa1	5,000	5,403,800
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,099,900
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	51,199
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,364,950
NY St Enrg Resh & Dev Auth Pollutn Ctrl Rev Ser C	2.25%	12/1/2015	BBB+	10,000	10,325,600
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	Baa1	3,500	3,666,355
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	5,400	6,059,718
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa2	5,000	5,016,650
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	4,144,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	$1,000	$1,023,910
Peninsula VA Ports Auth Dominion Term Assoc Pj	2.375%	10/1/2033	A-	5,000	5,143,600
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,249,990
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.00%	7/1/2019	Baa2	10,350	11,406,217
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,089,410
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A-	10,000	10,026,300
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,012,000
Sthn CA Pub Pwr Auth Rev Windy Point/Windy Flat Pj-1	5.00%	7/1/2022	AA-	7,225	8,776,352
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,547,200
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	A-	3,615	3,745,791
TN Enrg Acq Corp Ser A	5.25%	9/1/2018	A-	5,755	6,368,541
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A-	10,445	11,482,711
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2	10,420	11,198,061
Truckee Meadows NV Wtr Auth	5.00%	7/1/2015	Aa2	5,000	5,529,750
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	7,900	8,040,778
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,057,050
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A1	4,000	4,183,520
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,097,220

Total					339,380,354

Total Municipal Bonds (cost $1,819,187,569)					1,862,418,399

SHORT-TERM INVESTMENTS 22.55%

Municipal Bond 0.11%

General Obligation

Newburgh NY (cost $2,530,000)	5.00%	11/2/2012	NR	2,530	2,530,000

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date

Variable Rate Demand Notes 22.44%

Corporate-Backed 0.56%

Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.15%	7/5/2012	1/1/2014	NR	1,000	1,000,000
MS Business Fin Corp Grand Alliance LLC Pj	0.85%	7/5/2012	1/1/2033	BBB	12,275	12,275,000

Total						13,275,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education 1.70%

Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.15%	7/5/2012	2/1/2029	Ba2		$1,535	$1,535,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.58%	7/5/2012	10/1/2028	BBB-	(c)	2,950	2,950,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	0.95%	7/5/2012	12/1/2020	Ba2		4,735	4,735,000
NE Edl Fin Auth Rev Creighton Univ Pj Ser B	0.19%	7/2/2012	12/15/2012	A3		2,180	2,180,000
NH St Hlth & Ed Facs Auth Univ Sys Ser A-1 Rmkt	0.17%	7/2/2012	7/1/2035	A+		21,205	21,205,000
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.43%	7/5/2012	7/1/2016	A		5,000	5,000,150
OR St Hlth & Science Univ Ser B-3	0.15%	7/2/2012	7/1/2042	Aa2		2,250	2,250,000

Total							39,855,150

General Obligation 4.52%

CA St Ser B Sub Ser B-5	0.15%	7/4/2012	5/1/2040	AAA		17,930	17,930,000
IL St Ser B	2.00%	7/4/2012	10/1/2033	A+		17,900	17,900,000
New York City NY Ser A-4	0.34%	7/2/2012	8/1/2038	AAA		19,900	19,900,000
New York City NY Sub Ser A-5	0.45%	7/2/2012	8/1/2015	A-		5,915	5,915,000
New York City NY Sub Ser H-2	0.35%	7/2/2012	1/1/2036	BBB		32,315	32,315,000
Puttable Floating Option Rcpts COP MT-690 (NPFGC) †	0.41%	7/5/2012	7/16/2023	A3		11,995	11,995,000

Total							105,955,000

Health Care 7.26%

Albany-Dougherty Cnty GA Hosp Auth Ser B	0.51%	7/2/2012	9/1/2032	BBB		27,360	27,360,000
CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.29%	7/2/2012	5/15/2030	AA+		17,390	17,390,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	0.85%	7/5/2012	7/1/2034	Ba2		4,100	4,100,000
MD St Hlth & Higher Edl Facs Auth	0.43%	7/5/2012	1/1/2038	AA-		13,110	13,110,000
New Hanover Cnty NC Hosp Rev New Hanover Regl Med Ctr Ser B	0.18%	7/4/2012	10/1/2038	AAA		4,200	4,200,000
NJ Hlthcare Facs Fing Auth Christian Hlthcare Ctr	0.43%	7/5/2012	7/1/2038	A-		8,935	8,935,000
NJ Hlthcare Facs Fing Auth Meridian III Rmkt (AG)	0.50%	7/4/2012	7/1/2038	AA-		26,660	26,660,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Oakbend Med Ctr TX Hosp Rev	0.55%	7/2/2012	12/1/2038	Ba2	$17,130	$17,130,000
Ok St Dev Fin Auth Integris Baptist Ser A-2 (AG)	0.40%	7/5/2012	8/15/2035	AA-	22,250	22,250,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.37%	7/2/2012	7/1/2036	A3	20,350	20,350,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.36%	7/2/2012	10/1/2020	A-	7,500	7,500,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	1.22%	7/4/2012	2/1/2022	A3	1,340	1,340,000

Total						170,325,000

Housing 0.12%

Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.05%	7/5/2012	7/1/2018	BBB	2,805	2,805,000

Lease Obligations 1.40%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A GTD	0.52%	7/2/2012	6/1/2032	Aa1	32,750	32,750,000

Other Revenue 1.84%

Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.40%	7/2/2012	6/1/2038	A2	4,175	4,175,000
LA Pub Facs Auth Dynamic Fuels LLC Pj	0.18%	7/2/2012	10/1/2033	Aa3	7,935	7,935,000
MS Business Fin Corp Vly Svcs Inc Ser A	0.85%	7/5/2012	7/1/2023	Ba2	9,745	9,745,000
St. Charles Parish LA Pollutn Ctrl Shell Oil Co Pj Ser B	0.18%	7/2/2012	10/1/2022	AA	11,850	11,850,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	1.06%	7/5/2012	8/1/2026	BBB+	9,400	9,400,000

Total						43,105,000

Tax Revenue 1.50%

Chicago IL Sales Tax Rev Rmkt	0.17%	7/2/2012	1/1/2034	AAA	13,340	13,340,000
MidCities CO Metro Dist No 1 Spl Rev Ser A	0.80%	7/5/2012	12/1/2020	AA-	6,980	6,980,000
New York City NY Transnl Fin Auth Future Tax Secd Sub Ser B-3	0.16%	7/4/2012	11/1/2028	AAA	15,000	15,000,000

Total						35,320,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND June 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 2.47%

Denver CO City & Cnty Arpt Rev Sub Ser G-1 Rmkt (AG)	0.28%	7/2/2012	11/15/2025	AA-	$14,550	$14,550,000
Denver CO City & Cnty Arpt Sys Rev Sub Ser G2 (AG)	0.28%	7/2/2012	11/15/2025	AA-	19,950	19,950,000
Orlando-Orange Cnty FL Expwy Auth Sub Ser B-2	0.23%	7/5/2012	7/1/2040	AA+	5,500	5,500,000
Triborough NY Bridge & Tunnel Auth Ser B-2A Rmkt	0.17%	7/2/2012	1/1/2032	Aa1	18,000	18,000,000

Total						58,000,000

Utilities 1.07%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.70%	7/2/2012	6/1/2036	AA+	16,995	16,995,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.70%	7/2/2012	6/1/2036	AA+	8,150	8,150,000

Total						25,145,000

Total Variable Rate Demand Notes (cost $526,535,000)						526,535,150

Total Short-Term Investments (cost $529,065,000)						529,065,150

Total Investments in Securities 101.95% (cost $2,348,252,569)						2,391,483,549

Liabilities in Excess of Cash and Other Assets (1.95%)						(45,757,583)

Net Assets 100.00%						$2,345,725,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 95.65%

Corporate-Backed 5.32%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$4,300	$4,151,865
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		1,500	1,561,800
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,591,803
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	4,280,092
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	Baa1		1,000	1,073,720
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,473,520
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle	1.75%	12/1/2049	A		15,000	14,999,850
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,300	3,582,018
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT(e)	9.00%	5/1/2029	NR		4,000	1,710,000
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,762,074
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	BBB-		10,000	10,868,600
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2018	A+		10,000	11,282,400
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+		7,000	7,970,060
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+		12,600	14,504,616
IN St Fin Auth Envr US Steel Corp	6.00%	12/1/2019	BB		5,000	5,434,850
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	955,270
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	3,004,906
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-		6,605	7,625,935
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,500	3,823,575
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-		1,800	1,884,150
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,479,315
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		3,000	2,556,210
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(c)	750	776,820
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(c)	1,000	1,050,420
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,106,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)

New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	$5,000	$5,332,350
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,730	2,672,588
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	1,000	1,003,900
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB	5,000	5,382,050
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	6,045	6,070,510
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	3,000	3,012,300
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR	2,400	2,426,016
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	2,450	2,589,454
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	6,000	6,178,020
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A	2,800	3,318,308
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser C	5.00%	1/1/2021	A	10,000	11,851,100
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,931,850
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	6,000	7,224,420

Total					183,503,535

Education 4.89%

Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	1,760	2,047,478
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,198,032
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,826,122
AZ St Univ Brd Regents Ser C COP	5.00%	6/1/2020	AA-	5,000	5,907,250
AZ St Univ Brd Regents Ser C COP	5.00%	6/1/2021	AA-	6,745	7,959,707
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,397,167
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,121,210
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2024	Aa2	5,000	5,937,450
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB	1,000	1,077,580
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,133,360
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,156,688
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,784,300
FL St Brd of Governors Univ Sys Ser A	3.50%	10/1/2028	Aa3	3,140	3,120,626
FL St Brd of Governors Univ Sys Ser A	4.00%	10/1/2030	Aa3	3,365	3,440,578
Fulton Cnty GA Dev GA Tech Athletic Assoc Ser A	5.00%	10/1/2022	A2	17,480	20,882,132
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	2,049,506
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	2,181,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	$2,500	$2,634,700
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	1,018,680
IL Fin Auth Rev Loyola Univ Chicago Ser B	5.00%	7/1/2025	A	8,620	9,874,124
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	6,036,400
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,622,835
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,500	2,601,575
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR	250	100,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,349,534
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,205,870
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,144,070
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	770,500
NC Cap Facs Fin Agy High Point Univ(a)	5.00%	5/1/2032	BBB+	2,500	2,604,825
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	564,105
NH St Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,294,725
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%	9/1/2019	AA-	4,270	4,514,671
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,898,355
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,641,275
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%	7/1/2018	A1	1,000	1,161,180
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,451,374
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,424,366
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,213,130
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,917,301
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	4,237,394
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,112,827
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	6,053,050
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,771,991
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	Aa1	1,000	1,163,130
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,030	2,472,215
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,321,616
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,256,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	$5,000	$6,149,950
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA-	3,980	4,712,360

Total					168,515,486

General Obligation 18.07%

Anchorage AK Schs Ser B (NPFGC)(FGIC)	5.00%	10/1/2020	AA	5,000	5,756,000
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	Baa3	2,335	2,703,019
Atlantic Cnty NJ	5.00%	2/1/2018	AA	845	1,000,041
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,519,686
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,156,060
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,684,375
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,182,637
CA St	5.00%	8/1/2018	A1	3,000	3,436,530
CA St	5.00%	2/1/2021	A1	20,940	24,938,702
CA St	5.00%	9/1/2021	A1	8,955	10,736,060
CA St	5.25%	9/1/2024	A1	10,000	11,824,400
CA St (AGM)	5.00%	8/1/2016	AA-	2,000	2,249,200
CA St Var Purp	5.25%	10/1/2020	A1	10,000	11,949,100
CA St Var Purp	5.25%	3/1/2022	A1	6,320	7,538,496
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	2,074,188
Chicago IL Ser C	5.00%	1/1/2025	Aa3	7,500	8,570,850
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA-	7,595	8,728,933
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA	1,415	1,629,556
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,834,506
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,670,967
Cook Cnty IL Ser A	5.00%	11/15/2020	AA	5,000	5,975,200
Cook Cnty IL Ser A	5.00%	11/15/2021	AA	5,000	5,940,950
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	2,059,320
CT St Ser D	5.00%	11/1/2018	AA	9,500	11,600,735
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,372,270
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,548,263
Detroit MI Dist St Aid	4.50%	11/1/2023	AA	13,105	14,360,590
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,827,661
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	4,039,875
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	18,365,550
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA-	3,125	3,365,187
Frederick Cnty MD Pub Facs	4.00%	8/1/2019	AA+	9,380	10,968,409
Frederick Cnty MD Pub Facs	4.00%	8/1/2020	AA+	9,720	11,415,557
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,824,693
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,412,420
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	6,117,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Harris Cnty TX Road Ser B	5.00%	8/15/2024	AA-	$5,000	$5,619,750
Henry Cnty GA Sch Dist	4.50%	8/1/2022	AA+	5,000	6,099,450
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	40	45,206
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,443,337
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,819,825
Houston TX Ser A	5.00%	3/1/2018	AA	10,000	12,005,000
Hudson Cnty NJ	2.00%	12/7/2012	NR	15,000	15,098,850
IL St	5.00%	8/1/2018	A+	9,000	10,162,710
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	5,020,580
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,566,889
IL St Ser A	4.00%	1/1/2022	A+	15,000	15,650,400
IL St Unref Ser A	5.00%	10/1/2017	A+	4,035	4,215,243
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,340,898
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,884,711
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA-	2,730	3,220,062
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.50%	1/1/2024	AA-	5,270	5,687,964
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA-	2,700	2,956,095
Katy TX Indpt Sch Dist Ser C GTD(a)	0.816%#	8/15/2036	AAA	17,500	17,495,800
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,687,056
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	3,044,400
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,879,380
LA St Ser A	5.00%	9/1/2022	Aa2	5,120	6,279,066
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA-	1,125	1,272,499
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	4,059,755
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	7/1/2025	Aa2	6,290	6,833,519
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,720	2,122,188
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,644,632
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,634,813
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	9,990,749
Metro Govt Nashville & Davidson Cnty TN Unref Ser A	5.00%	5/15/2020	Aa1	4,450	5,227,682
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,813,788
MN St Trunk Hwy Ser B	5.00%	10/1/2017	AA+	5,000	6,035,300
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,179,400
New York City NY Ser B	5.00%	8/1/2022	AA	10,000	12,236,000
New York City NY Sub Ser A-4	5.00%	8/1/2023	AA	11,850	14,326,650
New York City NY Sub Ser D-1	5.00%	10/1/2029	AA	10,000	11,541,800
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,406,480
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,386,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA-	$2,245	$2,433,153
PA St 1st Ser	5.00%	7/1/2019	Aa1	9,900	12,213,036
Peralta CA Cmnty College Dist	5.00%	8/1/2021	AA-	3,000	3,581,160
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AA-	1,315	1,477,889
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,943,771
Pittsburgh PA Pub Sch Dist Ser A	4.00%	9/1/2019	Aa3	5,900	6,632,721
Pittsburgh PA Pub Sch Dist Ser A	4.00%	9/1/2020	Aa3	5,575	6,258,328
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,601,266
Puerto Rico Comwlth Govt Dev Bk Sr Nts Ser D	1.00%	11/8/2012	Baa1	3,400	3,400,238
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AA-	3,000	3,276,870
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	Baa1	2,705	3,030,817
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	10,000	10,460,300
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser C GTD	5.75%	7/1/2022	Baa1	9,305	10,504,135
RI St & Providence Plantations Consolidated Cap Dev Ln Ser A	5.00%	8/1/2019	AA	16,945	20,517,853
San Francisco CA City & Cnty Unif Sch Dist	4.00%	6/15/2021	Aa2	9,740	11,049,348
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	3,068,684
Shelby Cnty TN Ser A	5.00%	4/1/2019	AA+	1,200	1,471,668
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,270	1,283,576
Territory of Guam Ser A	6.75%	11/15/2029	B+	6,475	7,114,989
WA St Gen Oblig Unltd Var Purp-Ser A	5.00%	8/1/2022	AA+	14,245	17,495,709
WI St Ser 1 (NPFGC)	5.00%	5/1/2019	AA	10,000	11,199,500
WI St Ser 2	5.00%	11/1/2020	AA	5,000	6,213,900
Williamson Cnty TX Limited Tax	4.00%	2/15/2020	AAA	10,080	11,720,621
Williamson Cnty TX Limited Tax	5.00%	2/15/2021	AAA	5,640	7,017,626
Woonsocket RI	7.125%	6/15/2016	B2	3,785	3,885,038
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA-	1,000	1,132,730
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA-	1,195	1,343,766

Total					622,640,027

Health Care 14.69%

Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR	10,000	10,238,400
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,954,620
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	6,000	5,778,300
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	A3	200	225,878
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B-	3,250	3,169,335
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,168,650
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.25%	11/15/2016	Baa2	2,605	2,880,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR		$5,200	$5,279,300
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A		1,450	1,591,462
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-		2,000	2,271,120
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-		2,000	2,381,440
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	BBB		2,000	2,187,740
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	BBB		2,245	2,452,505
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB-		1,600	1,827,504
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp Ser B	5.25%	2/15/2027	BBB		12,500	12,971,250
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-		4,455	5,109,796
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,653,345
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		6,000	7,118,340
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,535	7,683,526
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	1,043,640
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA-		1,000	1,057,150
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(c)	3,085	3,376,532
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		4,615	4,712,146
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(c)	3,535	3,981,082
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(c)	2,000	2,273,760
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	4,289,472
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui(a)	5.00%	11/15/2027	BBB-	(c)	1,500	1,558,440
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	1,959,660
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,690,692
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA-		1,000	1,056,380
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,866,250
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,167,960
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,562,380
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,793,920
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2		1,000	1,175,320
IL Fin Auth Rev Sedgebrook Inc Fac Ser A(e)	5.50%	11/15/2013	NR		176	2
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA-		2,000	2,253,820
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA-		2,000	2,302,060
IL St Fin Auth Rev Ascension Hlth Ser E-2	5.00%	11/15/2042	AA+		3,000	3,501,840
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA		1,765	2,018,225
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3		1,000	1,121,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	$690	$726,777
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA-	4,350	5,018,377
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA-	4,400	5,120,852
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA-	2,000	2,129,860
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR	950	975,384
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR	2,500	2,543,475
Kaweah CA Delta Hlthcare Dist(a)	5.00%	6/1/2020	A3	2,000	2,260,580
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,452,669
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,906,997
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	2,082,040
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,670,464
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-	7,500	8,096,700
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2020	BBB+	5,185	5,745,810
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2021	BBB+	5,705	6,286,054
MA St Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	3,916,450
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB	1,100	1,184,216
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,525,924
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	6,211,726
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3	7,755	8,692,424
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,908,116
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,952,233
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA-	2,115	2,390,310
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	3,373,500
MI St Hosp Fin Auth Ascension Hlth Sub Credit Ser A-3 Rmkt(b)	1.87%	11/1/2027	AA	8,950	8,910,709
MI St Hosp Fin Auth McLaren Hlthcare Ser A(a)	5.00%	6/1/2018	Aa3	3,175	3,708,781
MI St Hosp Fin Auth McLaren Hlthcare Ser A(a)	5.00%	6/1/2019	Aa3	3,345	3,927,900
MI St Hosp Fin Auth McLaren Hlthcare Ser A(a)	5.00%	6/1/2020	Aa3	5,540	6,506,121
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	6.75%	11/15/2021	Baa2	2,800	3,079,888
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA-	4,500	5,194,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	$1,605	$1,912,390
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,123,012
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,189,750
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2016	A-	2,000	2,213,120
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2017	A-	2,500	2,795,525
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2018	A-	3,000	3,313,680
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,909,050
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,901,131
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,703,445
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	11,306,300
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,295,280
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	7,602,619
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	6.00%	7/1/2026	BBB-	5,500	6,270,165
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	2,223,017
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	5,310,300
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA-	5,455	6,338,928
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,230,040
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	Aa2	7,000	7,346,570
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,714,120
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	A3	1,600	1,845,584
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	A3	2,000	2,436,120
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,134,560
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,468,060
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,723,400
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	9,481,840
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	5,539,200
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B(a)	6.25%	7/1/2023	BBB-	9,500	10,270,735
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	11,170,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	$10,000	$12,703,500
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,924,406
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,155	2,158,857
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,243,480
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,676,840
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,709,485
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,983,493
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys(a)	5.75%	12/1/2032	NR	1,900	1,888,562
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	3,099,346
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,910	1,987,966
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,525	3,538,501
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA-	2,985	3,246,665
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,420,292
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	6,235	6,237,556
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,408,792
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,636,866
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,356,339
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	4,653,560
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	6,447,705
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	AA+	585	645,080
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,616,735
WI St Hlth & Edl Facs Auth Aurora Hlthcare Ser A	5.00%	7/15/2026	A3	5,575	6,140,361
WI St Hlth & Edl Facs Auth Aurora Hlthcare Ser A (AGM)	5.00%	7/15/2027	Aa3	11,000	12,018,270
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,292,295
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA-	2,230	2,460,916
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	630	630,359
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,185	3,295,615
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	A-	8,160	9,150,053
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	A-	2,000	2,217,680
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,666,448

Total					506,427,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing 0.47%

Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	$2,045	$2,317,660
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	NR	240	282,271
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,270,720
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,003,400
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,582,932
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,857,167
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	235	266,093
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,475,036

Total					16,055,279

Lease Obligations 9.61%

Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	683,542
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	Aa2	4,500	4,991,355
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,303,572
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,721,200
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,606,532
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2021	A2	3,250	3,746,275
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2022	A2	4,200	4,854,738
CA St Pub Wrks Brd Var Cap Pjs Ser G-1	5.25%	10/1/2019	A2	11,370	13,378,852
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,607,882
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,340,980
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,776,585
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,377,866
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,590,560
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	7,220,805
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	6,908,035
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2019	AA-	2,500	2,988,325
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2020	AA-	3,650	4,389,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	$2,870	$3,230,616
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,509,144
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,183,650
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	612,445
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,703,290
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013	NR	1,768	761,601
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,123,730
Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	8,445	9,571,141
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	4,216,107
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA-	2,000	2,388,900
LA Pub Facs Auth Hurricane Recovery Pg (AG)	5.00%	6/1/2020	AA-	5,000	5,529,800
Los Angeles Cnty CA Cap Asset Leasing Corp Equipment Pg Ser A	4.00%	6/1/2014	A+	5,100	5,392,995
Los Angeles Cnty CA Cap Asset Leasing Corp Equipment Pg Ser A	4.00%	12/1/2014	A+	4,685	5,010,092
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2021	A+	1,000	1,176,560
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	3/1/2022	A+	1,000	1,176,630
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2022	A+	1,250	1,474,613
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,187,670
MD St Econ Dev Corp Pub Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,602,185
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	4,254,435
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	3,066,688
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,653,220
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2023	A+	3,865	4,520,156
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2024	A+	6,915	7,996,713
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,075,400
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,522,000
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	14,354,739
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.358%#	4/1/2014	Aa3	200	200,508
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,164,310
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,386,080
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	A+	8,125	9,770,719
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2020	A+	6,730	8,040,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%	9/1/2023	A+	$10,000	$11,896,700
NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2025	A+	5,075	5,889,233
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	A+	1,425	1,672,508
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	A+	3,000	3,552,300
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	A+	4,950	5,768,482
NJ St Econ Dev Auth Ser II	5.00%	3/1/2017	A+	4,475	5,185,406
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,229,660
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,261,692
Northwest Allen IN Sch Bldg Corp 1st Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,546,379
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	10,500	12,388,845
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA-	2,775	3,175,127
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,535,265
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,233,114
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-	3,705	4,333,998
Oakland-Alameda Cnty CA Coliseum Auth Oakland Coliseum Ser A	5.00%	2/1/2020	A1	9,530	11,014,774
Oakland-Alameda Cnty CA Coliseum Auth Oakland Coliseum Ser A	5.00%	2/1/2021	A1	8,750	10,099,687
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	Baa1	5,000	5,472,750
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2019	A+	2,000	2,328,860
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2020	A+	4,100	4,773,015
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2021	A+	3,750	4,356,263
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,415,386
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,697,218

Total					331,170,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue 4.68%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030		BBB-		$7,700	$7,863,009
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017		Ba2		1,935	2,146,205
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030		NR		1,200	1,167,996
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018		NR		1,900	1,940,527
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019		BBB-		2,715	3,098,087
CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A	5.00%	6/1/2021		Aa1		5,425	6,691,737
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2026		A-		10,000	10,662,400
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2028		A-		2,500	2,701,925
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029		A-		2,500	2,710,150
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025		BBB-		5,110	5,644,097
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016		AAA		1,000	1,158,160
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020		AAA		7,645	9,330,570
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033		BB+	(c)	4,650	5,212,650
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	4.00%	2/15/2022		BBB		1,000	1,006,320
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	5.00%	2/15/2032		BBB		2,250	2,342,250
ID Hsg & Fin Assoc Ser A	5.00%	7/15/2029		Aa2		5,000	5,692,400
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2024		A1		4,000	4,580,680
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026		BBB-		4,455	5,223,710
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR		1,940	1,778,282
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016		NR		900	766,863
ME St Muni Bd Bk Infrastr Transcap Pg Ser A	5.00%	9/1/2025		AA		10,000	11,792,100
MI St Fin Auth Rev Sch Dist	5.00%	6/1/2019		A+		1,900	2,137,899
MI St Fin Auth Rev Sch Dist	5.00%	6/1/2020		A+		1,400	1,573,712
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		400	2,500
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB		5,000	5,146,650
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+		3,225	3,795,954
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		2,000	2,391,520
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+		2,500	3,032,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2021	A	$5,000	$5,863,050
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2019	A1	3,500	4,139,100
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2020	A1	2,000	2,377,580
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	5,000	5,107,400
SC St Transn Infrastr Bk Ser A	5.00%	10/1/2019	A1	5,000	6,073,700
SC St Transn Infrastr Bk Ser A	5.00%	10/1/2020	A1	13,105	16,021,518
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024	BBB-	2,400	2,479,056
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	2.00%	6/1/2020	BBB	7,500	7,693,800

Total					161,346,057

Pre-Refunded 0.03%

Metro Govt Nashville & Davidson Cnty TN Ser A	5.00%	5/15/2020	Aa1	775	927,830

Special Tax 1.30%

Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	2,860	3,368,136
FL St Vlg Cmnty Dev Dist No 9	5.00%	5/1/2022	NR	2,000	2,124,260
FL St Vlg Cmnty Dev Dist No 9	5.25%	5/1/2031	NR	2,000	2,115,120
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021	NR	4,600	5,074,444
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031	NR	2,995	3,403,847
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A	6,000	6,216,480
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,335,850
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1	6,415	7,158,563
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	435	445,562
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-	1,210	1,245,780
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-	1,540	1,596,811
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-	1,675	1,794,176
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	6,220	6,376,433
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3	450	521,113

Total					44,776,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue 5.37%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		$3,500	$4,115,125
IL St Build IL	5.00%	6/15/2019	AAA		5,000	6,091,050
Jacksonville FL Sales Tax Rev Better Jacksonville	5.00%	10/1/2021	A1		2,500	2,929,350
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB	(c)	3,250	3,511,723
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,707,932
Metro Pier & Exposition Auth IL McCormick Place Pj Ser B(a)	5.00%	12/15/2020	AAA		2,500	3,004,725
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,179,480
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S1A	5.00%	7/15/2024	AA-		10,000	11,858,100
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,551,987
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,904,350
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser F-1	5.00%	5/1/2024	AAA		14,745	17,190,753
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser F-1	5.00%	5/1/2025	AAA		9,000	10,396,440
NJ St Econ Dev Auth	5.00%	6/15/2024	BBB+		3,000	3,319,320
NJ St Econ Dev Auth	5.00%	6/15/2028	BBB+		14,150	15,181,110
NJ St Econ Dev Auth	5.00%	6/15/2029	BBB+		500	539,830
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C (AG)	5.00%	10/1/2017	AA-		5,000	5,826,300
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	12/15/2019	AAA		15,000	18,435,750
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	18,545,215
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2018	AAA		10,000	11,975,700
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		2,800	3,123,400
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,907,942
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	3,266,915
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,215	3,750,780
Puerto Rico Sales Tax Fing Corp Ser C	5.00%	8/1/2022	Aa2		1,500	1,794,600
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA-		1,000	1,197,920
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	Aa2		6,495	7,718,203
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		1,830	1,954,202
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2019	AA		1,950	2,345,129
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2020	AA		1,025	1,238,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)

Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB+		$1,000	$1,069,480
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB+		1,000	1,108,800
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,088,150
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,928,025
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB		3,000	3,366,930

Total						185,122,916

Tobacco 4.12%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-		21,495	17,315,512
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		1,360	1,048,288
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		9,500	7,451,800
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		10,000	8,250,400
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1		2,500	2,659,350
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		10,000	7,569,900
IL Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2017	A		10,095	11,493,057
IL Railsplitter Tob Sttlmnt Auth	6.25%	6/1/2024	A-		8,500	9,470,870
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	2,900	2,585,350
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	3,835	3,516,043
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-		6,085	5,498,223
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2020	A		10,000	11,663,500
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2023	A-		5,000	5,895,500
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2024	A-		15,140	17,713,649
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1		11,910	11,165,506
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1		10,000	8,870,900
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		5,500	4,255,900
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2		5,000	4,587,550
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,047,640

Total						142,058,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 11.82%

Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1	$3,000	$3,715,590
AZ St Transn Brd Sub Hwy Rev Ser A	5.00%	7/1/2021	AA+	10,000	12,345,800
Bay Area Toll Auth CA San Francisco Bay Area Ser F	5.00%	4/1/2024	AA	17,185	19,410,457
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-	7,000	7,336,980
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	BBB	3,495	3,663,249
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1	60	67,949
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	750	887,768
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,192,840
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-	2,000	2,277,600
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A1	2,250	2,645,842
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA-	3,500	3,943,835
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA-	2,800	3,132,136
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	A+	125	140,484
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA-	3,905	4,481,573
CT St Spl Tax Rev Oblig Transn Ser A	5.00%	12/1/2020	AA	4,495	5,560,944
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	731,755
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	449,424
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	593,471
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	530,090
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	BBB	10,900	8,846,549
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	12,063,500
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,374,477
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	10,000	11,443,200
Houston TX Arpt Sys Rev Sub Lien Ser A AMT	5.00%	7/1/2021	A	5,000	5,860,150
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,232,930
Jacksonville FL Transit Rev (NPFGC)	5.00%	10/1/2016	AA-	1,370	1,558,320
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,821,457
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2026	AA+	5,215	6,208,666
Los Angeles CA Hrbr Dept Rev Ser B	5.00%	8/1/2024	AA	1,500	1,809,435
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	6,235,900
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,604,625
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,086,160
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,813,154
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,675,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	$3,000	$3,549,150
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	11,055,300
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,621,277
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	Aa1	2,435	2,777,751
NC St Grant Antic	4.00%	3/1/2023	AA	10,500	11,797,485
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	6/15/2020	A+	7,645	9,412,677
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,655,900
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,845,700
NY St Thruway Auth Gen Rev Ser I(a)	5.00%	1/1/2019	A+	1,700	2,011,185
NY St Thruway Auth Gen Rev Ser I(a)	5.00%	1/1/2020	A+	1,500	1,786,245
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,230,600
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	4,250,750
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA-	1,270	1,532,877
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,511,791
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA-	3,500	4,043,130
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA-	2,500	2,923,350
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	8,025,430
Port Auth NY & NJ Cons 171st Ser	4.50%	7/15/2031	Aa2	15,000	16,384,200
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,595,260
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	6,500	7,676,305
Port of Seattle WA Rev Ser A	5.00%	8/1/2025	Aa3	10,000	11,870,700
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,866,654
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	3,093,776
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	3,136,162
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	6,272,324
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2026	A+	17,430	19,463,558
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2028	A+	7,450	8,215,338
South Jersey NJ Transn Auth	5.00%	11/1/2020	A-	2,000	2,314,900
South Jersey NJ Transn Auth	5.00%	11/1/2021	A-	5,305	6,124,676
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2023	A+	2,500	2,922,200
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA-	1,650	1,894,910
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,189,299
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	A+	10,000	12,661,700
Triborough NY Bridge & Tunnel Auth Ser A	5.00%	1/1/2025	AA-	10,285	12,159,030
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,817,472
VA Comwlth Transn Brd Tr Cap Pjs	5.00%	5/15/2021	AA+	10,000	12,424,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	$10,500	$10,956,120
WA Federal Hwy Grant Rev Sr 520 Corridor Pg Ser F	5.00%	9/1/2021	AA	10,000	12,272,900
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,399,500

Total					407,484,680

Utilities 15.28%

Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2020	A1	2,000	2,361,240
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2021	A1	1,300	1,534,897
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,750,896
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,187,060
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	4,800	5,216,592
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	16,695	20,482,595
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,902,727
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,216,660
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2027	A-	20,000	20,823,400
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,457,263
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.50%	7/1/2024	A+	2,500	2,703,275
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA	1,000	1,211,670
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aa1	2,500	2,914,625
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	Baa1	5,265	5,825,617
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A2	2,170	2,482,675
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A2	3,115	3,605,176
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	4,193,339
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	8,442,675
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,797,550
HI St Dept of Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,302,850
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,880,240
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	3,066,575
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,741,875
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,530,400
IN Fin Auth IN Wstwtr 2nd Lien CWA Auth Ser B	5.00%	10/1/2020	AA-	5,000	5,987,050
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	11,036,600
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	3,943,394
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA-	3,140	3,627,265
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	500	576,485
JEA FL Wtr & Swr Sys Rev Ser A	5.00%	10/1/2030	AA	5,000	5,734,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%	11/1/2015	A3	$2,500	$2,560,200
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA-	3,975	4,627,973
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA-	8,615	10,132,532
Las Vegas Vly NV Wtr Dist Ser D	5.25%	6/1/2027	AA+	10,000	11,687,100
Long Island NY Pwr Auth Ser A	5.00%	5/1/2019	A-	1,000	1,188,300
Long Island NY Pwr Auth Ser A	5.00%	5/1/2020	A-	2,930	3,465,663
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,405,360
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%	7/1/2022	AA-	4,250	5,258,737
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,405,980
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A	1.65%	10/1/2033	A2	7,000	7,000,560
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA	4,705	5,723,397
Lower CO River Auth TX Rev Ser A	5.00%	5/15/2020	A1	3,130	3,771,932
Lower CO River Auth TX Rev Ser B	5.00%	5/15/2020	A1	3,930	4,736,004
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,199,170
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A-	2,500	2,655,500
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A	1,650	2,016,449
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%	7/1/2022	A+	1,000	1,226,720
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	Aa2	3,000	3,627,810
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	5,250	5,256,720
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	4,185	5,016,141
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	6,190	7,432,704
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa1	10,000	10,807,600
NC Eastern Muni Pwr Agy Ser A	5.00%	1/1/2019	A-	2,245	2,657,451
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-	1,000	1,168,450
NE Pub Pwr Dist Rev Ser A	5.00%	1/1/2027	A1	1,000	1,158,720
NE Pub Pwr Dist Rev Ser A	5.00%	1/1/2028	A1	1,000	1,155,160
NE Pub Pwr Dist Rev Ser A	5.00%	1/1/2029	A1	1,500	1,723,425
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AA-	3,000	3,502,890
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA	2,515	2,978,716
Northern CA Gas Auth No 1	1.034%#	7/1/2027	A-	4,265	3,094,428
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%	7/1/2026	A+	3,600	4,166,964
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%	7/1/2027	A+	2,000	2,302,020
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	Aa2	450	523,836
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	BBB+	5,000	5,489,150
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB-	4,250	4,925,112
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	3,000	3,366,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	$8,000	$9,249,840
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%	10/1/2023	A-	20,000	20,724,000
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	2,225	2,341,368
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,102,842
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+	1,000	1,131,400
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA-	2,500	2,992,950
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	2,048,793
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	4,750	5,538,595
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,250	1,465,513
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	9,035,611
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,320,500
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	11,250,090
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	5,950	6,818,878
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.25%	7/1/2029	Baa2	20,000	20,901,200
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+	7,500	7,817,400
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	BBB+	2,000	2,264,300
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,723,525
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,206,020
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	6,013,950
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	4,295	4,940,066
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,522,650
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	A-	15,300	16,859,070
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A-	2,630	2,891,291
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,379,850
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,133,903
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A-	4,685	5,084,162
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A-	2,925	3,152,068
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A-	7,945	8,737,990
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,227,160
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	2,989,928
UT St Assoc Muni Pwr Sys Payson Pwr Pj	4.00%	4/1/2017	A-	4,785	5,332,452
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,420,960
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,582,967
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	11,900	13,204,121
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000	1,084,460
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,529,736
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA-	2,795	3,207,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Wichita KS Wtr & Swr Util Rev Ser A	5.00%	10/1/2020	AA-	$6,795	$8,411,802
Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	3,105	3,691,845
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220	2,430,567

Total					526,713,831

Total Municipal Bonds (cost $3,109,255,633)					3,296,742,942

Shares (000)

SHORT-TERM INVESTMENTS 3.71%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,776)	2	1,776

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 3.71%

Corporate-Backed 0.22%

Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle 1st Ser	0.23%	7/2/2012	5/1/2022	A	4,500	4,500,000
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle 1st Ser	0.23%	7/2/2012	7/1/2049	A	3,000	3,000,000

Total						7,500,000

Education 0.66%

NH St Hlth & Ed Facs Auth Univ Sys Ser A-1 Rmkt	0.17%	7/2/2012	7/1/2035	A+	2,195	2,195,000
OR St Hlth & Science Univ Ser B-3	0.15%	7/2/2012	7/1/2042	Aa2	9,505	9,505,000
San Antonio TX Higher Ed Facs Corp Trinity Univ	0.30%	7/2/2012	6/1/2033	AA	11,200	11,200,000

Total						22,900,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation 0.56%

CA St Ser B Sub Ser B-5	0.15%	7/4/2012	5/1/2040	AAA	$10,000	$10,000,000
New York City NY Sub Ser A-5	0.45%	7/2/2012	8/1/2015	A-	4,350	4,350,000
New York City NY Sub Ser L-5	0.34%	7/2/2012	4/1/2035	AA	4,950	4,950,000

Total						19,300,000

Health Care 0.32%

CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.29%	7/2/2012	5/15/2030	AA+	9,725	9,725,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.36%	7/2/2012	10/1/2020	A-	1,200	1,200,000

Total						10,925,000

Other Revenue 0.35%

Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.40%	7/2/2012	6/1/2038	A2	9,080	9,080,000
LA Pub Facs Auth Dynamic Fuels LLC Pj	0.18%	7/2/2012	10/1/2033	Aa3	3,000	3,000,000

Total						12,080,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND June 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue 0.04%

Chicago IL Sales Tax Rev Rmkt	0.17%	7/2/2012	1/1/2034	AAA	$1,400	$1,400,000

Transportation 1.08%

Denver CO City & Cnty Arpt Rev Sub Ser G-1 Rmkt (AG)	0.28%	7/2/2012	11/15/2025	AA-	13,045	13,045,000
Orlando-Orange Cnty FL Expwy Auth Sub Ser B-2	0.23%	7/5/2012	7/1/2040	AA+	24,000	24,000,000

Total						37,045,000

Utilities 0.48%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.70%	7/2/2012	6/1/2036	AA+	10,640	10,640,000
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.70%	7/2/2012	6/1/2036	AA+	6,000	6,000,000

Total						16,640,000

Total Variable Rate Demand Notes (cost $127,790,000)						127,790,000

Total Short-Term Investments (cost $127,791,776)						127,791,776

Total Investments in Securities 99.36% (cost $3,237,047,409)						3,424,534,718

Cash and Other Assets in Excess of Liabilities(h) 0.64%						22,136,965

Net Assets 100.00%						$3,446,671,683

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	September 2012	485	Short	$(64,686,875)	$162,091
U.S. 30-Year Treasury Bond	September 2012	572	Short	(84,638,125)	638,042
Ultra Long U.S. Treasury Bond	September 2012	25	Short	(4,171,094)	27,691

Totals				$(153,496,094)	$827,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 100.16%

Corporate-Backed 5.56%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$375	$378,120
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	209,302
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2020	A+	500	563,525
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2021	A+	1,000	1,124,470
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B+	1,000	1,030,820
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	100	107,065
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	250	278,968
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-	150	172,193
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	218,490
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	1,050	1,107,078
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	150	159,971
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	120	120,468
OH St Air Quality Dev Auth Pwr Co Ser C (AMBAC)	5.15%	5/1/2026	Baa1	100	100,104
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	425	429,700
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB	500	537,195
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	500	514,835
Warren Cnty MS Gulf Intl Paper Ser A	5.80%	5/1/2034	BBB	100	109,590
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB	255	288,127
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	220	264,895

Total					7,714,916

Education 13.81%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2	130	146,779
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	200	220,118
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2	225	243,004
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3	150	156,032
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3	100	109,293
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3	265	294,216
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+	250	289,800
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2	170	183,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		$100	$105,639
FL St Higher Edl Facs Fin Auth Univ of Tampa Pj Ser A	5.00%	4/1/2032	BBB+		600	649,980
Fulton Cnty GA Dev Auth GA St Univ	5.00%	9/1/2032	A+		750	819,615
Fulton Cnty GA Dev Auth GA Tech Athletic Assoc	5.75%	10/1/2031	A2		80	92,989
Fulton Cnty GA Dev Auth Spelman College	5.00%	6/1/2026	A1		175	188,449
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(c)	300	287,592
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	155	139,113
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	4.625%	6/1/2029	A		500	534,020
IL Fin Auth Rev DePaul Univ Ser A	6.00%	10/1/2032	A-		390	446,710
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	101,868
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2021	Baa3		500	503,860
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		500	474,870
IL Fin Auth Rev Univ Chicago Ser A	4.00%	10/1/2032	Aa1		370	382,706
LA Pub Facs Auth Loyola Univ	5.25%	10/1/2029	A+		680	759,546
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1		300	332,007
MA St Dev Fin Agy Berklee College of Music	5.00%	10/1/2031	A		260	285,805
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-		105	114,377
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	4.00%	10/1/2027	A		675	702,621
NC Cap Facs Fin Agy High Point Univ(a)	5.00%	5/1/2025	BBB+		1,075	1,156,678
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2019	BBB		800	906,808
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2027	BBB		250	270,605
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2030	BBB+		750	821,872
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2		330	375,622
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2		160	179,192
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+		500	540,290
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2027	A		1,000	1,035,010
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2020	Baa1		320	390,717
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1		250	281,985
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.25%	7/1/2031	A1		200	225,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

NY St Dorm Auth Rev Non St Supp Debt The New Sch	5.50%	7/1/2040	A-	$400	$449,700
NY St Dorm Auth Rev Non St Supp Debt The New Sch CR (AGM)	5.00%	7/1/2020	AA-	115	133,535
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2031	AA-	880	968,730
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	530	550,744
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	415	483,795
PA St Higher Edl Facs Auth St. Joseph’s Univ Ser A	5.00%	11/1/2030	A-	600	661,728
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic	5.00%	9/1/2031	A-	320	354,400
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	750	827,505

Total					19,179,112

General Obligation 10.50%

Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	BBB	125	125,249
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	653,631
CA St	5.00%	2/1/2033	A1	1,000	1,090,480
CA St	5.375%	11/1/2035	A1	400	447,900
CA St (CIFG)	4.50%	8/1/2028	A1	200	207,180
CA St Var Purp	5.50%	3/1/2040	A1	975	1,078,701
CA St Var Purp	6.50%	4/1/2033	A1	300	361,788
CA St Var Purp CR (AGM)	4.50%	3/1/2033	AA-	150	151,604
Ceres CA Unif Sch Dist Election 2008 Ser A (AG)	5.50%	8/1/2032	AA-	250	269,892
Chicago IL Pk Dist Ser A	4.20%	1/1/2031	AA+	500	519,445
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	281,505
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	457,012
HI St Ser DZ	5.00%	12/1/2028	AA	1,000	1,178,070
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	260,665
IL St Ser A	5.00%	1/1/2034	A+	750	786,975
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A	5.00%	2/1/2029	Aa2	1,000	1,121,250
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	174,743
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	450	488,533
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	100	111,510
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	294,697
OH St Higher Ed Ser A	4.50%	2/1/2032	AA+	750	812,092
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	Baa1	100	101,807
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	Baa1	400	425,756
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	215	224,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	$250	$263,587
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	Baa1	190	196,622
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.00%	7/1/2020	Baa1	200	233,322
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.25%	7/1/2026	Baa1	315	364,490
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.75%	7/1/2036	Baa1	300	344,547
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	178,157
San Diego CA Unif Sch Dist Cap Apprec Election 2008 Ser C	Zero Coupon	7/1/2033	Aa2	140	48,153
Westside CA Union Sch Dist Cap Apprec	Zero Coupon	8/1/2034	AA-	3,175	1,013,714
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	1,000	303,870

Total					14,571,843

Health Care 19.03%

Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2027	A+	300	330,171
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2028	A+	250	273,040
Akron Bath Copley Joint Twp OH Hosp Dist Akron Gen Hlth Sys	5.00%	1/1/2031	BBB	750	784,005
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	230,313
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A2	100	101,190
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B-	100	82,612
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East	6.25%	11/15/2032	A	305	358,393
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	995	1,079,625
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2025	A	770	827,450
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2026	A	100	106,322
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	85	95,775
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	265	282,601
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	215	223,955
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	275	317,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-		$700	$787,276
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A		105	116,303
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A		100	109,465
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB		250	257,643
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+		110	117,836
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB-		110	125,984
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA		155	188,463
CO Hlth Facs Auth Rev Catholic Hlth Ser A	5.25%	2/1/2031	AA		750	850,620
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2032	A		600	648,222
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		1,130	1,183,392
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	284,055
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		140	148,530
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	155,606
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	146,730
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	100	100,318
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		530	576,158
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	353,727
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		160	149,229
Health Care (continued)
Glynn-Brunswick GA Mem Hosp Auth GA Antic Ctfs Southeast Hlth Ser A	5.625%	8/1/2034	A2		120	130,686
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui(a)	5.125%	11/15/2032	BBB-	(c)	200	205,688
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	90,864
IL Fin Auth Rev Ascension Hlth Ser A	5.00%	11/15/2032	AA+		750	832,785
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	210	227,850
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	114,866
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.125%	11/1/2021	A2		70	83,219
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		250	314,862
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		255	270,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		$175	$210,945
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		315	381,430
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2029	A2		35	42,189
IL Fin Auth Rev Rush Univ of Chicago Med Ctr Ser C	5.50%	8/15/2036	AA-		155	170,669
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	343,161
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		740	872,342
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	347,863
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		500	546,215
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	250	269,923
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		300	322,968
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		335	392,546
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3		355	397,912
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.75%	7/1/2036	Baa3		375	429,945
MI St Fin Auth Rev Trinity Hlth	5.00%	12/1/2035	AA		500	547,475
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2		100	108,229
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A		105	122,452
Montgomery Cnty PA Indl Dev Auth Jefferson Hlth Sys Ser A	5.00%	10/1/2027	AA		1,000	1,125,470
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		350	354,326
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		250	283,427
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		250	222,525
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		550	596,172
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A3		250	293,087
OH St Hosp Fac Rev Cleveland Clinic Hlth Sys	5.00%	1/1/2032	Aa2		525	583,621
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-		1,135	1,204,008
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB-		310	313,497
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-		125	128,618
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB		500	635,175
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		55	41,472
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR		300	319,152
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3		150	173,231
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3		100	108,467
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR		45	45,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	$350	$372,561
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2024	A-	430	455,185

Total					26,425,067

Housing 0.18%

Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	250	250,170

Lease Obligations 10.29%

CA St Pub Wrks Brd CA Cmnty College Ser E (NPFGC)(FGIC)	4.50%	10/1/2027	A2	100	102,662
CA St Pub Wrks Brd Dept Ed Riverside Campus Pj B	6.00%	4/1/2027	A2	250	294,438
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2032	A2	380	396,553
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	133,782
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	10/1/2028	A2	535	576,810
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2034	A2	500	530,030
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	300	336,834
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.625%	11/1/2034	A2	590	701,852
Carrollton GA Payroll Dev Auth Antic Ctfs Athletic Pj	6.25%	6/15/2034	A1	290	334,477
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA-	150	160,761
Dallas TX Civic Ctr Convtn Ref & Impt (AG)	5.25%	8/15/2038	AA-	500	547,070
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	515,119
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	262,277
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	285,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	$125	$139,085
Los Angeles CA Muni Impt Corp Ser B	5.00%	9/1/2030	A+	100	106,244
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser B	5.00%	10/1/2025	A+	1,000	1,118,050
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	565	606,674
MI St Bldg Auth Facs Pg Ser I A	5.20%	10/15/2031	Aa3	1,000	1,138,730
MI St Bldg Auth Facs Pg Ser II A	5.00%	10/15/2025	Aa3	400	467,884
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	650	744,425
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2031	A+	250	277,075
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	472,268
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	113,903
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	131,412
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2024	A-	1,000	1,133,580
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	400	450,928
Pima Cnty AZ Indl Dev Auth Metro Police Fac Pj Ser A	6.00%	7/1/2041	AA	600	674,478
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	Aa2	250	301,355
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A+	250	267,955
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+	275	296,929
Univ of CT Ser A	4.75%	2/15/2029	AA	100	111,436
VA Comwlth Transn Brd Tr Cap Pjs	4.75%	5/15/2035	AA+	500	551,655

Total					14,282,206

Other Revenue 6.38%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-	1,000	1,021,170
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB	155	165,983
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	209,566
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	590	602,838
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+	50	50,090
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2025	BB+	120	122,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2026	BB+		$100	$101,708
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		250	253,328
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029	A-		425	460,725
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		500	537,110
Dist of Columbia Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1		600	601,602
Dist of Columbia National Pub Radio Ser A	5.00%	4/1/2035	AA-		100	107,697
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3		125	139,364
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	500	556,315
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		250	292,752
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		400	435,928
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		100	68,046
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+		765	766,515
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	BB+		180	179,998
New York City NY Indl Dev Agy Utd Jewish Appeal Federal	5.00%	7/1/2034	Aa1		400	449,464
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	AA		120	136,780
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.25%	7/1/2026	A		500	570,080
North TX Ed Fin Corp Uplift Ed Ser A	4.875%	12/1/2032	BBB-		200	206,094
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		250	214,590
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		500	509,160
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB		100	102,452

Total						8,861,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax 0.85%

Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	$100	$106,780
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	315	273,893
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	165	137,367
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	161,892
New York City NY Indl Dev Agy Pilot Queens Baseball Stadium (AMBAC)	5.00%	1/1/2018	BB+	100	106,996
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	350	396,469

Total					1,183,397

Tax Revenue 4.96%

AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2028	A1	1,000	1,112,150
Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	127,007
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	900	1,034,235
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	130	160,528
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	167,025
IL St Sales Tax Rev Build Ill Ser A	4.75%	6/15/2034	AAA	205	219,108
Jacksonville FL Transit Rev Ser A	5.00%	10/1/2031	AA-	1,000	1,111,710
MA St Spl Oblig (NPFGC)(FGIC)	5.50%	1/1/2030	A1	500	600,025
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	220,468
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	Aaa	550	607,844
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	200	223,480
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.375%	8/1/2039	A+	235	250,703
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2028	AA	500	579,635
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	180	192,778
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	273,035

Total					6,879,731

Tobacco 6.84%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	250	201,390
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	650	501,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	$760	$596,144
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-	1,000	806,020
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (AMBAC)	5.00%	6/1/2030	A2	375	378,589
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	690	703,220
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	375	380,242
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2	250	250,212
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+	100	82,697
IL Railsplitter Tob Sttlmnt Auth	6.00%	6/1/2028	A-	540	625,925
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-	740	625,056
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-	685	541,027
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2026	A-	780	896,501
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-	1,000	1,114,520
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2019	Baa1	75	78,376
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2	115	105,513
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2	130	101,100
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+	665	641,705
TSASC Inc NY Ser 1	5.00%	6/1/2034	B	335	257,079
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2	920	614,873

Total					9,501,209

Transportation 10.18%

Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	520	603,772
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	390	447,771
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	218,754
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	500,290
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2030	BBB	350	123,130
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2031	BBB	255	84,367
Charlotte NC Arpt Rev Douglas Arpt Ser A	5.00%	7/1/2033	Aa3	630	707,509
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A1	350	379,183
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2029	A1	100	103,352
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1	100	103,184
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A1	200	204,450
Chicago IL O’Hare Intl Arpt 3rd Lien Ser C	5.50%	1/1/2031	A1	90	103,692
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A1	135	143,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2027	BBB	$100	$44,237
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2028	BBB	460	191,052
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2034	AA-	500	569,820
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A	100	121,254
IL St Toll Hwy Auth Sr Ser A1	5.00%	1/1/2031	AA-	95	103,142
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B	5.00%	5/15/2035	AA-	645	705,856
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	440	481,026
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	162,755
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	448,380
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2035	AA-	205	226,525
Metro Transn Auth NY Ser B	4.75%	11/15/2031	A	245	256,167
Metro Transn Auth NY Ser B	5.00%	11/15/2033	A	105	111,578
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	594,331
Metro Transn Auth NY Ser D	4.50%	11/15/2030	A	125	133,459
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	154,705
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.50%	10/1/2029	A2	490	562,236
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	350	397,883
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	179,987
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	122,828
North TX Twy Auth Rev Sys 1st Tier	6.00%	1/1/2043	A2	775	888,034
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	200	217,608
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	40	43,235
Orlando & Orange Cnty FL Expwy Auth Ser A	4.50%	7/1/2029	A	200	212,114
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	505	564,479
PA St Tpk Commn Sub Ser A	5.00%	12/1/2032	A-	500	540,895
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	185	201,796
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	175,539
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA-	165	192,010
Regl Transn Dist CO Denver Trans Partners	5.375%	7/15/2025	Baa3	50	55,587
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2026	Baa3	100	114,874
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	185	208,700
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	485	539,873
Regl Transn Dist CO Trans Partners	5.375%	1/15/2025	Baa3	85	94,498
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA-	495	555,147
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	195	216,040
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	BBB+	100	30,308

Total					14,140,983

Utilities 11.58%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.00%	7/1/2024	NR	200	221,864
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	100	109,178
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2025	A1	1,000	1,146,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Atlanta GA Wtr & Wst Wtr Rev (AGM)	5.75%	11/1/2030	AA-	$260	$344,490
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	587,865
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle 1st Ser (FGIC)	4.75%	5/1/2034	A	65	65,066
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle 2nd Ser (FGIC)	4.625%	5/1/2034	A	135	135,134
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	366,807
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	1,000	1,021,510
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA-	100	111,986
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	180,945
CT St Dev Auth Pollutn Ctrl Lt & Pwr Co Pj	4.375%	9/1/2028	A-	900	952,515
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	770	839,639
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	6.25%	7/1/2036	AA-	55	63,130
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	335	335,285
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	100,083
Detroit MI Wtr Supply Sys Sr Lien Ser D (AGM)	4.625%	7/1/2032	AA-	95	95,394
FL St Muni Pwr Agy Requirements Pwr Ser A	5.25%	10/1/2019	A2	150	181,797
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	168,525
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	191,370
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-	500	512,145
Long Island NY Pwr Auth Ser B(a)	5.00%	9/1/2026	A-	500	571,430
Lower CO River Auth TX Impt LCRA Transn Svcs	5.00%	5/15/2030	A	100	109,794
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%	6/1/2035	A1	680	736,698
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	415	415,531
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1	5.25%	6/15/2032	AA+	100	114,143
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	212,064
NY St Envr Facs Corp Ser A	5.125%	6/15/2038	AAA	500	558,840
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	80	89,302
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA+	100	119,418
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2026	BBB+	275	292,273
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2028	BBB+	180	189,988
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	135	148,898
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.125%	7/1/2024	Baa2	280	326,906
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+	750	781,740
Puerto Rico Elec Pwr Auth Ser VV (NPFGC)(FGIC)	5.25%	7/1/2032	BBB+	520	561,740
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	100	115,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2020	A-	$125	$137,912
Salt Verde AZ Fin Corp Ser A	5.25%	12/1/2027	A-	370	396,744
TN Enrg Acq Corp Ser C	5.00%	2/1/2024	BBB	150	157,533
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	BBB	295	310,195
TN Enrg Acq Corp Ser C	5.00%	2/1/2027	BBB	1,090	1,140,620
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2022	A-	800	866,888

Total					16,084,704

Total Investments in Municipal Bonds 100.16% (cost $129,908,410)					139,074,969

Liabilities in Excess of Cash and Other Assets(h) (0.16%)					(215,392)

Net Assets 100.00%					$138,859,577

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	September 2012	71	Short	$(10,505,781)	$79,908
Ultra Long U.S. Treasury Bond	September 2012	9	Short	(1,501,594)	9,969

Totals				$(12,007,375)	$89,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 103.97%

Corporate-Backed 4.55%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	$2,915	$2,814,578
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	3,575	3,880,519
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-	1,015	975,689
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB	2,000	2,178,640
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2021	A+	7,000	7,871,290
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	3,750	3,796,988
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	655	661,524
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	3,195	3,391,972
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,550	516,026
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)†	6.25%	10/1/2037	NR	2,000	360,000
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	11,000	12,274,570
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,380	3,692,481
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	1,100	1,151,425
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,492,563
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	1,000	852,070
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	9,150	9,758,200
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,585	1,551,667
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,480	1,442,319
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	1,215	1,163,095
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,551,120
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2032	A1	3,500	3,762,745
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,668,315
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,716,135
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,578,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)

Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR		$5,715	$3,507,924
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		2,500	2,804,925
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB		1,750	1,801,923
Warren Cnty MS Gulf Opportunity Intl Paper Co Pj Ser A	5.375%	12/1/2035	BBB		1,750	1,879,763
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,931,850

Total						86,028,993

Education 6.61%

Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2		2,500	2,730,475
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2		2,000	2,237,080
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,751,475
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3		2,465	2,762,649
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,097,330
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+		1,875	2,173,500
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR		1,000	690,000
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A1		1,175	1,274,652
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		2,000	2,172,060
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-		3,000	3,238,560
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2028	AA-		4,050	4,428,270
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2033	AA-		1,500	1,610,550
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2029	Aa2		4,000	4,407,440
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2033	Aa2		4,385	4,760,312
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,000	1,056,390
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		2,075	2,476,741
FL St Higher Edl Facs Fin Auth Univ of Tampa Pj Ser A	5.25%	4/1/2042	BBB+		1,500	1,639,785
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,379,718
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	1,300	1,166,750
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		6,350	6,776,847
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,262,480
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	1,084,550
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,935,492
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	4,997,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3	$2,500	$2,691,350
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB	5,000	5,187,100
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	5,274,750
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	2,000	2,099,680
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	4.00%	10/1/2028	A	685	708,858
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	4.00%	10/1/2032	A	600	606,006
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	5.00%	10/1/2029	A	750	855,082
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	5.00%	10/1/2030	A	500	566,810
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	5.00%	10/1/2031	A	750	845,385
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	5.00%	10/1/2039	A	1,750	1,931,335
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR	2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,468,776
NC Cap Facs Fin Agy High Point Univ(a)	4.375%	5/1/2034	BBB+	1,000	981,320
NC Cap Facs Fin Agy High Point Univ(a)	5.00%	5/1/2032	BBB+	1,000	1,041,930
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB	1,975	2,187,411
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2027	A	1,000	1,035,010
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2028	A	4,365	4,488,224
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	2,100	2,353,176
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	5,969,350
NY St Dorm Auth Rev NYU Ser A	5.00%	7/1/2037	AA-	5,000	5,650,150
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,424,366
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A	4,645	5,066,534
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,218,517
Quad Cities IL Regl Econ Dev Auth Augustana College(a)	5.00%	10/1/2023	Baa1	590	634,002
Quad Cities IL Regl Econ Dev Auth Augustana College(a)	5.00%	10/1/2024	Baa1	550	583,924
Quad Cities IL Regl Econ Dev Auth Augustana College(a)	5.00%	10/1/2027	Baa1	900	932,796
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	2,068,010

Total					124,860,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation 12.78%

CA St	5.00%	2/1/2033	A1	$20,035	$21,847,767
CA St	5.25%	9/1/2024	A1	15,000	17,736,600
CA St Var Purp	5.50%	3/1/2040	A1	9,250	10,233,830
CA St Var Purp	5.60%	3/1/2036	A1	7,330	8,250,721
CA St Var Purp	6.50%	4/1/2033	A1	13,400	16,159,864
Cent CA Unif Sch Dist Election 2008 Ser A (AG)	5.625%	8/1/2033	AA-	2,360	2,649,714
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	6,008,550
CT St Ser D(b)	5.00%	11/1/2027	AA	10,000	11,814,100
CT St Ser D(b)	5.00%	11/1/2028	AA	10,000	11,814,100
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	2,100,255
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A1	1,470	1,618,558
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A1	1,000	1,091,610
HI St Ser DK	5.00%	5/1/2025	AA	3,500	4,028,570
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,874,600
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,834,250
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	Aa1	3,295	3,720,352
IL St	5.00%	3/1/2030	A+	11,500	12,195,290
IL St	5.00%	3/1/2031	A+	4,750	5,025,595
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	8,413,632
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,629,701
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,464,840
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA-	1,145	1,234,871
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	6,082,900
New York City NY Sub Ser D-1(b)	5.00%	10/1/2026	AA	26,860	31,525,045
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,530	4,711,505
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,170	3,429,700
OH St Higher Ed Ser A	4.50%	2/1/2032	AA+	6,000	6,496,740
OH St Higher Ed Ser A	5.00%	2/1/2031	AA+	5,000	5,763,250
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA-	2,500	2,767,125
Port of Houston TX Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,172,430
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2033	Aa2	1,500	515,865
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2034	Aa2	8,130	2,623,795
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,950	2,316,034
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	Aa2	1,735	1,791,405
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,240	2,488,147
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+	4,000	4,201,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2		$2,385	$724,730

Total						241,357,761

Health Care 20.51%

Akron Bath Copley Joint Twp OH Hosp Dist Akron Gen Hlth Sys	5.00%	1/1/2031	BBB		5,250	5,488,035
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2041	NR		3,000	3,308,730
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2046	NR		5,000	5,496,250
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		2,500	2,350,600
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR		3,250	2,994,062
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B-		3,000	2,925,540
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B-		6,000	5,085,000
Allen Cnty OH Hosp Facs Rev Catholic Hlth Partners Ser A	5.00%	5/1/2033	AA-		12,000	13,078,080
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		2,000	1,562,380
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	1,034,414
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,484,104
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-		1,000	1,233,420
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1		1,500	1,844,970
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1		3,600	4,316,940
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		2,000	2,460,540
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-		4,500	5,061,060
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB		1,375	1,417,034
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)	5.125%	2/15/2037	AA-		7,000	7,497,840
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR		7,000	7,590,800
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2035	NR		1,625	1,749,199
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA-		1,750	1,871,817
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		10,000	10,472,500
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	1,000	1,092,330
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	500	501,590
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2		2,000	2,117,560
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2		4,500	4,629,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		$1,510	$1,709,018
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,421,140
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(c)	4,300	4,331,648
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,589,390
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,661,440
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,488,004
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,868,100
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,526,205
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,214,487
IL Fin Auth Rev Ascension Hlth Ser A	5.00%	11/15/2032	AA+		6,950	7,717,141
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	1,500	1,627,500
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	1,500	1,633,140
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(i)	7.00%	12/1/2027	NR		844	3,374
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(i)	7.00%	12/1/2037	NR		1,265	5,061
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,866,250
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,778,350
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA-		5,000	5,524,500
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,203,040
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	4,508,020
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.25%	5/15/2031	Baa1		8,000	8,988,400
Laramie Cnty WY Hosp Rev Cheyenne Regl Med Ctr Pj	5.00%	5/1/2032	A+		1,000	1,083,720
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		3,700	4,232,319
MA St Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	2,349,870
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	4.625%	8/1/2029	AA		5,500	5,877,410
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	5.00%	8/1/2032	AA		1,500	1,605,870
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,125	4,378,770
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	3,000	3,239,070
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A	4.00%	7/1/2029	A		2,030	2,061,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A	4.00%	7/1/2030	A		$1,000	$1,010,680
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A	4.00%	7/1/2031	A		775	780,084
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A	4.125%	7/1/2032	A		650	660,387
MD St Hlth & Higher Edl Facs Auth Greater Baltimore Med Ctr Ser A	4.25%	7/1/2034	A		640	653,594
MD St Hlth & Higher Edl Facs Auth Johns Hopkins Hlth Sys	5.00%	7/1/2032	AA-		2,735	3,137,948
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	13,112,218
ME St Hlth & Higher Edl Facs Auth Gen Med Ctr	7.50%	7/1/2032	Baa3		11,000	13,254,890
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	BBB+	(c)	3,680	3,762,653
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A	5.00%	1/1/2027	A-		1,460	1,564,799
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A	5.00%	1/1/2032	A-		1,400	1,467,900
Monroe Cnty PA Hosp Auth Pocono Med Ctr Ser A	5.00%	1/1/2041	A-		1,000	1,033,580
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys(a)	5.00%	11/15/2024	BBB+		3,150	3,416,553
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys(a)	5.00%	11/15/2025	BBB+		1,300	1,396,863
Montgomery Cnty PA Indl Dev Auth Jefferson Hlth Sys Ser A	5.00%	10/1/2027	AA		3,500	3,939,145
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	1,419,000
NC St Med Care Commn Pennybyrn at Maryfield Ser A	6.125%	10/1/2035	NR		9,500	8,817,710
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		2,400	2,720,904
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3		5,640	6,264,461
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,381,291
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	890,100
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		3,900	4,227,405
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		3,650	3,953,607
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	6,389,130
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	Aa2		8,950	9,393,114
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A3		1,985	2,327,115
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR		7,200	7,054,704
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3		3,500	3,827,775
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-		15,000	15,912,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A(a)	5.625%	7/1/2036	BBB-	$3,500	$3,533,250
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	16,750	19,971,695
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	773,320
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	829,433
South Cent PA Gen Auth Rev WellSpan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	1,153,460
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys(a)	5.75%	12/1/2032	NR	1,900	1,888,562
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys(a)	6.00%	12/1/2042	NR	2,250	2,251,575
Spartanburg Cnty Regl Hlth Svcs Dist Rev Ref Ser A(a)	5.00%	4/15/2032	A1	7,000	7,473,760
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	2,074,560
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA-	1,500	1,762,320
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,671,725
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,000	1,063,840
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	3,315,750
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,408,792
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	5,887,000
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	AA+	585	645,079
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2033	AA+	3,500	3,811,885
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	9,350	9,952,701
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	2,084,540

Total					387,479,874

Housing 1.19%

Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,819,558
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,676,800
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,721,685
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,560,363
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,222,400
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	10	10,030
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	1,470	1,579,280
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	4,220	4,545,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing (continued)

MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	Aaa	$190	$194,330
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.75%	7/1/2028	BBB-	1,000	1,095,160
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	1,111,220

Total					22,535,850

Lease Obligations 6.72%

Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,185,772
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2	5,600	5,985,336
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2033	A2	8,500	9,031,420
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.125%	10/1/2031	A2	2,500	2,691,275
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	5,000	5,800,150
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2028	AA-	7,000	8,037,050
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	Aa3	1,000	1,045,440
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,656,816
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013	NR	1,768	761,601
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%	2/1/2033	AA	12,000	14,100,600
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,605,150
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AA-	1,000	1,138,300
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AA-	1,860	2,095,848
LA Pub Facs Auth Rev SUSLA Facs Inc Pj Ser A	5.75%	7/1/2039	NR	2,195	1,843,405
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser B	5.00%	10/1/2025	A+	6,525	7,295,276
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	7,265	7,800,867
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	11,452,700
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.358%#	4/1/2014	Aa3	3,300	3,308,382
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A	3,000	3,111,360
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2024	A-	2,585	2,930,304
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	2,500	2,818,300
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,293,759
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	3,324,793
PA St Indl Dev Auth Unref Econ Dev	5.50%	7/1/2023	A1	2,630	3,036,256
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,269,160
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	9,000	10,306,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		$3,150	$3,638,943
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A+		5,000	5,316,500

Total						126,881,653

Other Revenue 6.44%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		4,650	4,748,440
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB		5,750	6,157,445
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,514,792
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		5,000	5,108,800
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	3,406,655
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,510,508
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		8,000	8,295,760
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	892,080
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,280,010
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		2,000	2,148,440
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		2,000	2,209,040
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-		1,000	1,115,080
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		600	514,668
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,162,947
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	9,000	10,013,670
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BB+		1,840	1,466,940
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-		1,000	1,048,050
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BB+		750	789,690
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BB+		1,250	1,295,662
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,542,104
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,463,550
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		6,850	7,465,267
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,313,796
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+		11,000	12,275,890
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	CCC+		2,250	1,790,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		$2,000	$2,089,140
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,772,440
New York City NY Indl Dev Agy Utd Jewish Appeal Federal	5.00%	7/1/2034	Aa1		4,685	5,264,347
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	793,370
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,201,914
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2026	BBB-		1,600	1,445,408
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	6,609,372
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(c)	4,500	4,405,500
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	5,011,050
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,252,534
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,226,547
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,725	1,591,002

Total						121,685,458

Pre-Refunded 0.09%

Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB		1,455	1,771,695

Special Tax 2.46%

Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		1,000	1,079,130
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		940	972,825
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		1,500	1,605,510
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		965	785,655
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		2,805	2,110,622
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		2,000	2,010,380
Gramercy Farms FL Cmnty Dev Dist Cap Apprec~	Zero Coupon	5/1/2039	NR		5,240	786,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)

Gramercy Farms FL Cmnty Dev Dist Ser A-1(e)	5.25%	5/1/2039	NR	1,340	13
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,338,550
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	$5,000	$3,335,850
Lakeside Landings Cmnty Dev Dist FL Ser A(e)	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,687,818
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,081	1,546,849
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	2,019,180
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	2,325	2,740,873
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+	1,475	1,634,728
Riverside Cnty CA Redev Agy Cap Apprec Hsg Ser A (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	6,908,434
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,220,320
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,767,675
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,129,820
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,571,416
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,825	1,870,899
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,519,275
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(e)	5.70%	4/1/2022	NR	1,000	700,000
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(e)	5.75%	4/1/2027	NR	1,300	910,000

Total					46,521,822

Tax Revenue 7.82%

AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2028	A1	18,000	20,018,700
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA-	2,330	2,825,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)

Jacksonville FL Transit Rev Ser A	5.00%	10/1/2030	AA-	$3,515	$3,929,946
MA St Sch Bldg Auth Sr Ser B(b)	5.00%	10/15/2032	AA+	20,000	23,041,000
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,950,690
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A2	3,000	1,554,600
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	12,000	13,936,920
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA	4,000	4,645,640
NY St Dorm Auth Ser C	5.00%	3/15/2025	AAA	5,510	6,472,046
NY St Dorm Auth Ser C	5.00%	3/15/2026	AAA	2,580	3,006,577
NY St Dorm Auth Ser C	5.00%	3/15/2034	AAA	5,000	5,633,650
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,799,350
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,623,100
San Joaquin Cnty CA Transn Auth Ser A	5.50%	3/1/2041	AA	14,000	16,165,100
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	4,190	4,802,494
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2028	AA	1,500	1,738,905
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2029	AA	3,610	4,162,150
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	4,097,320
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	3,690	3,915,570
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	5,850	6,248,326
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	4,500	4,819,455
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-	1,145	1,232,558
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	2,000	2,184,280

Total					147,804,201

Tobacco 5.88%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	10,000	8,055,600
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	9,165	7,064,382
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	8,300	6,510,520
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-	7,000	5,298,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		$10,650	$7,735,947
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)~	Zero Coupon	6/1/2037	B-		8,000	6,001,200
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+		1,960	1,620,861
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	B+		4,750	4,347,010
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	5,185	4,622,428
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	1,670	1,531,106
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-		12,000	13,374,240
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1		10,500	9,314,445
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		30,755	23,798,219
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		3,540	3,415,994
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		12,580	8,407,717

Total						111,098,599

Transportation 15.59%

Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2030	A+		1,500	1,646,025
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2031	A+		1,500	1,638,525
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2032	A+		1,500	1,631,055
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2033	A+		1,000	1,084,060
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	2,577,300
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-		10,000	11,319,900
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+		9,645	11,115,249
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+		6,135	7,070,197
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		7,160	8,251,445
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2		18,000	4,976,460
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2		7,500	1,562,775
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A		3,000	3,293,700
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-		2,500	2,723,950
Houston TX Arpt Sys Rev Sub Lien Ser A AMT	5.00%	7/1/2031	A		5,000	5,416,950
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+		5,000	5,680,250
Lee Cnty FL Ser A AMT	5.375%	10/1/2032	A2		3,500	3,756,445
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A	5.00%	5/15/2035	AA		10,000	11,073,400
Metro Dist of Columbia Arpts Auth Rev Arpt Sys Ser A AMT(a)	5.00%	10/1/2024	AA-		10,230	11,720,511
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A		7,500	9,506,250
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2		6,975	7,818,836
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-		7,500	9,197,325
NJ St Tpk Auth Ser A	5.00%	1/1/2035	A+		2,725	3,059,630
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+		4,500	5,399,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

NJ St Transn Tr Fd Auth Transn Sys Ser B	5.25%	6/15/2026	A+	$1,500	$1,755,315
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2025	A-	3,225	3,618,289
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2026	A-	4,915	5,567,122
North TX Twy Auth Rev Spl Pjs Sys Ser D	5.00%	9/1/2028	AA	10,000	11,512,600
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,797,800
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	6,207,268
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,671,400
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2026	AA-	11,000	12,908,280
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2027	AA-	5,000	5,867,400
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A	1,500	1,655,625
PA St Tpk Commn Cap Apprec Sub Ser B2 (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	11,176,440
PA St Tpk Commn Sub Ser A	5.00%	12/1/2032	A-	7,000	7,572,530
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,712,231
Port Auth NY & NJ Cons 170th AMT	5.00%	10/1/2033	Aa2	17,500	19,120,500
Port of Oakland CA Inter Lien Ser A AMT (NPFGC)	5.00%	11/1/2026	A-	2,285	2,340,571
Port of Oakland CA Ser O AMT	5.00%	5/1/2027	A	3,000	3,170,700
Port of Oakland CA Ser O AMT	5.00%	5/1/2028	A	2,275	2,390,752
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA-	2,000	2,334,800
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	2,030,598
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	5,200	5,788,328
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser A AMT	5.00%	5/1/2031	A+	5,500	5,970,745
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser F AMT	5.00%	5/1/2025	A+	15,000	16,682,400
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A2	5,000	5,780,300
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	3,020	3,462,430
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	9,100	9,495,304
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.50%	1/1/2042	BBB-	1,250	1,318,788

Total					294,428,349

Utilities 13.33%

Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2024	A1	1,500	1,736,625
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2025	A1	2,500	2,865,250
Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,620,800
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A1	3,000	3,542,160
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	4,000	4,702,920
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	12/1/2026	Aa1	20,000	23,984,500
Birmingham AL Wtrwrks Brd Rev	4.75%	1/1/2036	Aa2	3,000	3,182,760
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,754,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Cent Plains NE Enrg Pj No 1	0.813%#	12/1/2017	B	$5,000	$4,291,950
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	10,000	10,215,100
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,468,910
Compton CA Wtr Rev	6.00%	8/1/2039	A	5,500	5,871,250
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2032	A+	1,000	1,014,130
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%	7/1/2041	A+	8,000	8,219,120
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	5,000	5,004,250
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A2	4,000	4,678,280
Houston TX Util Sys Rev 1st Lien Ser A (AG)	5.125%	11/15/2032	AA	4,000	4,520,760
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-	2,250	2,304,652
Lansing MI Brd Wtr & Lt Util Ser A	5.00%	7/1/2030	AA-	4,735	5,364,566
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A-	1,505	1,631,932
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,207,070
Long Island NY Pwr Auth Ser B(a)	5.00%	9/1/2025	A-	1,500	1,732,470
Long Island NY Pwr Auth Ser B(a)	5.00%	9/1/2026	A-	6,000	6,857,160
Long Island NY Pwr Auth Ser C (CIFG)	5.25%	9/1/2029	A3	1,350	1,600,655
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,467,390
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2028	AA	9,710	11,250,006
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%	11/1/2034	A-	2,000	2,595,240
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%	3/15/2022	A	5,000	5,564,000
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A-	1,000	1,074,570
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A-	3,500	3,717,700
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	4,149,355
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%	6/1/2035	A1	7,730	8,374,527
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2034	AA+	10,000	10,886,400
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AAA	1,760	1,984,981
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	5,000	5,301,600
Northern CA Gas Auth No 1	1.034%#	7/1/2027	A-	5,000	3,627,700
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AAA	5,000	5,392,050
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB-	3,250	3,766,262
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	4,500	5,203,035
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-	1,000	1,174,840
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	2,500	2,790,675
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%	10/1/2031	AA+	10,000	11,290,850
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA+	3,000	3,423,690
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	A-	740	833,551
Puerto Rico Elec Pwr Auth Ser UU	1.014%#	7/1/2031	BBB+	4,000	2,691,440
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2021	A-	5,000	5,529,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value

Utilities (continued)

Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CC		$1,000		$79,950
Salt Verde AZ Fin Corp Ser A	5.25%	12/1/2027	A-		5,000		5,361,400
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.782%#	11/1/2038	Baa1		5,000		3,539,350
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(c)	3,000		3,226,320
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A-		1,250		1,354,300
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A-		11,575		13,804,692

Total							251,827,644

Total Municipal Bonds (cost $1,839,373,185)							1,964,282,360

					Shares (000)

SHORT-TERM INVESTMENTS 0.69%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $908)					—	(j)	908

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.69%

General Obligation

New York City NY Ser A-4	0.34%	7/2/2012	8/1/2038	AAA	3,900	3,900,000
New York City NY Sub Ser L-5	0.34%	7/2/2012	4/1/2035	AA	8,250	8,250,000
New York City NY Sub Ser A-5	0.45%	7/2/2012	8/1/2015	A-	900	900,000
Total Variable Rate Demand Notes (cost $13,050,000)						13,050,000
Total Short-Term Investments (cost $13,050,908)						13,050,908

Total Investments in Securities 104.66% (cost $1,852,424,093)						1,977,333,268
Liabilities in Excess of Cash and Other Assets(h) (4.66%)						(88,014,769)

Net Assets 100.00%						$1,889,318,499

See Notes to Schedule of Investments.

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	September 2012	641	Short	$(94,847,969)	$715,008
Ultra Long U.S. Treasury Bond	September 2012	144	Short	(24,025,500)	159,501

Totals				$(118,873,469)	$874,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 102.48%

Corporate-Backed 10.22%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	6,070	5,860,888
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,386,440
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	3,163,648
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	6,050	6,737,885
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	6,265,875
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	316,580
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	299,320
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,292,914
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-	16,035	15,413,964
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	5,545	5,688,837
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	5,771,250
Houston TX Arpt Sys Rev Spl Facs Continental Ser B AMT	5.70%	7/15/2029	B-	3,760	3,759,774
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B+	4,000	4,123,280
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	5.875%	3/1/2027	NR	1,500	502,485
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,450	482,734
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.25%	10/1/2037	NR	6,525	1,174,500
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,085	1,036,468
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	6,770	7,138,017
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	5,600	5,861,800
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,830,037
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	9,876,893
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,408,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Corporate-Backed (continued)

New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		$2,640	$2,584,481
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		1,000	933,890
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		6,190	6,032,403
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-		5,935	5,681,457
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		6,150	6,175,953
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		4,065	4,081,666
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		755	758,020
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2041	A1		2,750	2,890,195
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+		2,500	2,860,225
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3		1,955	1,872,538
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3		3,685	3,403,098
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		6,120	6,125,386
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		5,100	5,156,406
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,578,677
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		6,000	6,209,940
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,464,600
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB		3,250	3,491,768
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%#	12/1/2040	BBB		1,750	1,801,923
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-		6,940	6,973,173
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	13,858,498

Total						183,905,666

Education 6.26%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,751,475
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB		3,500	3,771,530
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	4,985,250
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,816,991
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(c)	1,375	1,318,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	$8,235	$7,390,912
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,378,764
IA St Higher Ed Ln Auth Private College Fac Ser A	5.00%	10/1/2031	Baa3		9,250	9,818,505
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		2,500	2,711,375
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2021	Baa3		4,325	4,358,389
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2023	Baa3		4,000	3,960,400
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3		2,500	2,458,225
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3		2,000	1,955,160
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		2,700	2,564,298
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR		2,710	2,312,118
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,274,750
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR		250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,300	920,000
NC Cap Facs Fin Agy High Point Univ(a)	5.00%	5/1/2032	BBB+		1,500	1,562,895
NC St Cap Facs Fin Agy High Point Univ(a)	4.375%	5/1/2034	BBB+		1,700	1,668,244
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+		1,510	1,493,299
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+		3,640	3,642,657
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2027	BBB		1,250	1,353,025
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2034	BBB		2,800	2,938,040
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1		4,000	4,954,480
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1		2,000	2,425,360
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1		7,020	7,547,764
Quad Cities IL Regl Econ Dev Auth Augustana College(a)	4.75%	10/1/2029	Baa1		845	840,023
Quad Cities IL Regl Econ Dev Auth Augustana College(a)	4.75%	10/1/2032	Baa1		1,000	980,810
Stockton CA Unif Sch Dist Cap Apprec Election 2008 Ser D (AGM)	Zero Coupon	8/1/2033	AA-		8,135	2,478,735
Univ of CA Ser O(b)	5.75%	5/15/2031	AA		7,000	8,238,545
Vermont St Edl & Hlth Bldgs Fing Agy St. Michael’s College	5.00%	10/1/2042	A-		3,470	3,740,834

Total						112,710,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation 7.69%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	$1,500	$1,675,035
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	Baa3	6,360	7,323,286
CA St	5.00%	2/1/2032	A1	15,685	17,183,074
HI St Ser DZ	5.00%	12/1/2027	AA	6,000	7,111,980
IL St	5.00%	8/1/2025	A+	2,685	2,910,352
IL St	5.00%	3/1/2031	A+	2,250	2,380,545
IL St	5.00%	3/1/2032	A+	6,000	6,333,540
IL St Ser A	5.00%	1/1/2034	A+	2,275	2,387,157
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)	5.00%	2/1/2029	Aa2	19,000	21,285,035
Los Angeles CA Unif Sch Dist Ser D	5.00%	1/1/2034	Aa2	6,000	6,651,720
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,579,425
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,674,735
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	11,453,600
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	10,052,280
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,818,440
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,116,920
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser U	5.25%	7/1/2042	Baa1	10,000	9,910,400
Territory of Guam Ser A	6.75%	11/15/2029	B+	8,690	9,548,920
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,415,946
Woonsocket RI	7.125%	6/15/2016	B2	2,525	2,591,736

Total					138,404,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care 27.56%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		$10,000	$9,402,400
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR		4,500	4,145,625
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B-		15,365	13,021,837
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B-		2,425	2,003,341
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		9,710	7,585,355
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB		1,375	1,417,034
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-		1,000	1,159,860
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB-		2,500	2,859,200
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR		5,770	6,369,099
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR		5,045	5,483,915
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		16,000	16,756,000
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		585	606,861
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR		2,000	2,075,600
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR		4,300	4,371,982
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR		2,500	2,536,525
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(e)	7.00%	11/15/2034	NR		6,000	3,239,220
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.00%	11/15/2014	NR		4,105	2,242,726
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.75%	11/15/2023	NR		4,700	2,570,524
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,781,855
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,999,690
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	912,304
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(c)	4,700	4,734,592
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(c)	3,385	3,793,806
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,827,400
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,551,600
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,852,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		$5,500	$5,359,035
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui(a)	5.125%	11/15/2032	BBB-	(c)	1,000	1,028,440
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui(a)	5.25%	11/15/2037	BBB-	(c)	1,000	1,018,170
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		5,920	5,921,658
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	7,021,580
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,200	1,175,796
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,792,810
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	5,697,173
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	4,578,615
IL Fin Auth Rev Clare Oaks Pj Ser A(e)	6.00%	11/15/2027	NR		9,000	2,205,000
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B(e)	Zero Coupon	5/15/2050	NR		4,800	907,680
IL Fin Auth Rev Clare Wtr Twr Ser A-2(e)	5.20%	5/15/2015	NR		700	156,100
IL Fin Auth Rev Clare Wtr Twr Ser A-3(e)	5.30%	5/15/2016	NR		700	156,100
IL Fin Auth Rev Clare Wtr Twr Ser A-6(e)	6.00%	5/15/2028	NR		2,800	624,400
IL Fin Auth Rev Clare Wtr Twr Ser A-7(e)	6.125%	5/15/2041	NR		3,500	780,500
IL Fin Auth Rev Clare Wtr Twr Ser A-10(e)	5.125%	5/15/2018	NR		3,500	780,500
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,810,660
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(c)	4,000	4,011,800
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(c)	9,975	9,875,948
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,729,070
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,732,500
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,778,350
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		3,660	3,708,092
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	4,558,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		$5,000	$5,124,000
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AAA		7,000	7,734,300
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		3,325	3,467,377
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	4,496,160
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,203,040
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	3,327,910
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	7,922,327
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		5,840	6,193,378
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	9,386,107
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,239,733
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	2,993,560
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	1,447,100
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2029	BBB+		3,000	3,136,800
MA St Dev Fin Agy Boston Med Ctr Ser C	5.25%	7/1/2026	BBB+		3,000	3,234,510
MA St Dev Fin Agy Boston Med Ctr Ser C	5.25%	7/1/2027	BBB+		4,000	4,285,800
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,729,876
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		2,250	2,457,968
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,125	4,378,770
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	3,450	3,724,931
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,184,216
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys(a)	5.00%	11/15/2025	BBB+		1,700	1,826,667
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys(a)	5.00%	11/15/2026	BBB+		2,725	2,912,126
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		3,045	3,082,636
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	12,101,456
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR		2,915	2,916,137
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,199,038
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	4,187,921
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		3,175	3,441,541
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		3,475	3,764,051
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		5,250	5,695,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2	$13,500	$15,141,938
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR	6,550	6,321,864
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,112,529
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	2,920	2,933,490
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A(a)	5.625%	7/1/2036	BBB-	6,250	6,309,375
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-	1,800	1,852,092
Princeton WV Hosp Rev Princeton Cmnty Hosp Ser A	5.00%	5/1/2022	BBB	285	312,312
Princeton WV Hosp Rev Princeton Cmnty Hosp Ser A	5.00%	5/1/2027	BBB	5,000	5,269,500
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	CCC	15,270	11,031,048
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	2,153,076
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,649,440
Salem OR Hosp Fac Auth Rev Cap Manor Inc	5.625%	5/15/2032	NR	1,000	1,021,560
Salem OR Hosp Fac Auth Rev Cap Manor Inc	6.00%	5/15/2047	NR	1,600	1,652,752
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	3,000	3,577,020
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	12,703,500
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,895	2,238,761
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	4,852,183
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,595,840
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	11,805,360
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys(a)	5.75%	12/1/2032	NR	3,800	3,777,124
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys(a)	6.00%	12/1/2042	NR	6,750	6,754,725
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 Ser A	5.75%	5/1/2025	BB	1,520	1,582,396
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 Ser A	5.875%	5/1/2030	BB	1,000	1,030,910
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,915	1,993,170
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	3,011,490
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,955,660
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,382,992
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,246,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.25%	11/15/2040	NR	$1,200	$1,277,100
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.375%	11/15/2045	NR	1,550	1,649,603
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	9,347,865
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	2,018,440
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,594,728
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,945,979
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	AA+	585	645,080
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2033	AA+	3,500	3,811,885
WI St Hlth & Edl Facs Auth Marshfield Clinic Ser B	4.25%	2/15/2032	A-	1,000	982,970
WI St Hlth & Edl Facs Auth Marshfield Clinic Ser B	5.00%	2/15/2032	A-	3,645	3,841,028
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	A-	5,000	5,172,750
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	3,379,375
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,712,644

Total					496,152,635

Housing 0.69%

El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,647,157
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,225	1,122,860
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	3,425	3,679,614
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(e)	7.50%	12/20/2040	NR	3,930	2,340,511
MuniMae TE Bd Subs LLC†	5.30%	11/29/2049	Ba2	2,000	1,470,500
MuniMae TE Bd Subs LLC†	5.90%	11/29/2049	B1	2,000	1,180,740

Total					12,441,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations 2.12%

CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2		$1,500	$1,707,210
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2033	A2		6,500	6,906,380
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2034	A2		10,000	10,600,600
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013	NR		4,199	1,808,803
LA Pub Facs Auth Rev SUSLA Facs Inc Pj Ser A	5.75%	7/1/2039	NR		5,100	4,283,082
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		3,730	4,325,271
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		5,420	6,284,978
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2		2,000	2,269,160

Total						38,185,484

Other Revenue 12.63%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		4,650	4,748,441
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,400	8,175,972
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+		2,250	2,254,028
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+		2,975	2,979,165
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		10,845	10,989,347
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,581,618
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	3,108,990
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(c)	1,250	1,228,463
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	2,087,467
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,280,010
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,802,243
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,648,430
Cook Cnty IL Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B+		2,745	2,829,601
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,242,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(c)	$9,350	$10,481,350
FL St Dev Fin Corp Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,752,700
FL St Dev Fin Corp Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,693,207
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,741,078
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR		4,260	3,997,967
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR		5,960	5,466,095
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		605	608,007
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,934,740
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,513,470
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BB+		750	789,690
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BB+		1,250	1,295,663
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,576,970
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,794,056
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,476,555
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	999,010
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,192,513
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		4,750	5,562,298
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	7,329,180
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR		8,500	5,950,000
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR		4,705	4,312,791
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		1,640	1,470,785
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		15,200	10,342,992
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR		3,000	2,041,350
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	CCC+		5,000	3,254,900
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	CCC+		2,250	1,790,550
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR		723	715,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-		$1,955	$2,042,134
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB-		3,720	3,737,372
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		5,000	31,250
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		10,250	12,256,540
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2023		BB+		175	181,615
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036		BB+		1,090	1,092,158
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039		BB+		9,365	9,364,906
North TX Ed Fin Corp Uplift Ed Ser A	4.875%	12/1/2032		BBB-		2,085	2,148,530
OH St Pollutn Ctrl Rev Gen Motors Corp Pj	5.625%	3/1/2015		NR		2,965	18,531
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018		NR		1,925	1,851,196
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023		NR		1,350	1,212,381
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028		NR		1,900	1,631,169
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	6.75%	7/1/2022		NR		1,460	365,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	7.00%	7/1/2036		NR		5,000	1,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035		BB		2,455	2,432,169
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026		BBB	(c)	5,000	4,895,000
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038		BBB	(c)	12,270	11,246,682
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035		BBB		10,000	9,283,200
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030		BBB-		1,475	1,354,802
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037		NR		3,805	3,263,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB	$2,575	$2,592,922
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB	7,540	7,556,663
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	3,410	3,472,471
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	4,020	3,707,726
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB	1,300	1,333,072

Total					227,417,521

Special Tax 6.23%

Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR	1,000	1,044,090
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR	2,250	2,357,325
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1(e)	5.50%	5/1/2036	NR	1,235	209,950
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,410	4,645,455
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,545	1,598,951
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,715	2,810,568
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	3,500	3,746,190
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,455	4,058,861
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,600	4,926,432
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,300	4,035,843
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1(e)	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,130	5,367,995
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,495	1,582,154
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	6,615	5,751,743
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	7,555,700
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	11,232,360
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,112,380
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	1,106,110
Magnolia FL West Cmnty Dev Dist(e)	5.35%	5/1/2037	NR	3,830	2,050,659
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,049,050
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,724,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)

Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	$5,448	$4,049,607
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,770	2,796,564
Orange Grove LA Cmnty Dev Dist(e)	5.30%	11/1/2021	NR	1,705	528,601
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,495	3,427,547
Riverside Cnty CA Pub Fing Auth Jurupa Vly Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	BBB	9,000	8,364,960
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,220,320
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	1,010,890
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	14,000	14,107,940
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(e)	5.70%	4/1/2022	NR	1,485	1,039,500
Tern Bay Cmnty Dev Dist FL Ser A(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	2,810	2,612,598
Whispering Spring LA Dev Dist Spl Assmnt(e)	5.20%	10/1/2021	NR	2,290	503,869

Total					112,175,336

Tax Revenue 0.21%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,135	3,717,075

Tobacco 14.34%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	50,485	40,668,697
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	19,795	15,257,986
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-	13,000	10,197,200
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	B-	15,195	11,674,167
Buckeye OH Tob Sttlmnt Fing Auth Cap Apprec Asset Sr Conv A-3	Zero Coupon	6/1/2037	B-	13,370	10,792,398
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+	10,090	7,893,508
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	B+	2,070	1,558,586
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B	18,000	14,850,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		$28,900	$21,877,011
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		13,045	9,475,627
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		10,445	8,418,879
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	5,235	4,667,002
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	2,575	2,360,837
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-		1,230	1,038,944
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-		4,925	4,450,082
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2034	B-		11,000	9,064,550
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-		11,600	9,161,912
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1		4,910	4,603,076
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		3,990	3,087,462
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2		19,590	17,974,021
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2		40,725	31,671,425
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		26,050	17,410,257

Total						258,154,347

Transportation 5.63%

CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	12,313,000
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	1,465,050
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-		25,535	7,033,105
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		3,445	887,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-	$4,985	$1,120,279
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	210,930
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT(e)	6.375%	5/1/2035	NR	6,630	2,834,325
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,498,647
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.25%	1/1/2023	NR	5,000	500
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.375%	1/1/2030	NR	5,000	500
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2	5,000	1,189,600
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	BBB	5,885	1,738,547
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	BBB	25,000	8,958,500
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	BBB	9,925	2,361,356
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-	2,500	2,723,950
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	9,197,325
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,700	3,239,757
North TX Twy Auth Rev Spl Pjs Sys Ser D	5.00%	9/1/2028	AA	10,000	11,512,600
Port Auth NY & NJ Cons 160th	4.00%	9/15/2031	Aa2	10,000	10,373,200
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	8,243,439
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+	24,500	7,905,660
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	5,000	5,217,200
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.50%	1/1/2042	BBB-	1,250	1,318,787

Total					101,344,137

Utilities 8.90%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	12,009,580
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	630	631,739
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC	6,000	405,180
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC	2,000	171,880
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	19,500	19,919,445
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2032	A+	2,000	2,028,260
Detroit MI Wtr Supply Sys Rev Sr Lien Ser A	5.00%	7/1/2036	A+	3,000	3,006,450
Detroit MI Wtr Supply Sys Rev Sr Lien Ser C	5.00%	7/1/2041	A+	6,450	6,468,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Utilities (continued)

Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%	7/1/2041	A+		$5,000	$5,136,950
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-		2,250	2,304,653
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR		4,440	4,486,132
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR		5,940	5,981,699
Long Island NY Pwr Auth Ser B(a)	5.00%	9/1/2026	A-		3,500	4,000,010
M-S-R Enrg Auth CA Gas Rev Ser B	6.50%	11/1/2039	A-		5,350	6,528,979
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		3,500	4,149,355
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT	6.75%	7/1/2014	NR		525	3,281
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+		11,000	12,425,050
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+		1,000	1,129,550
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500	1,674,405
Padre Dam CA Muni Wtr Dist Pj Ser A	5.25%	10/1/2034	AA-		5,600	6,202,728
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%	10/1/2031	AA+		10,000	11,290,850
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		2,000	2,102,480
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	5,025,000
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+		1,500	1,563,480
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CC		2,000	179,960
Salt Verde AZ Fin Corp	5.00%	12/1/2037	A-		4,750	4,749,762
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	AA		19,375	22,439,947
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	AA		6,270	7,261,857
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(c)	4,781	5,141,679
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,519,605
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		350	339,867

Total						160,278,324

Total Municipal Bonds (cost $1,862,540,344)						1,844,887,016

Shares (000)

SHORT-TERM INVESTMENTS 0.87%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)	—	(j)	797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND June 30, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Variable Rate Demand Notes 0.87%

General Obligation 0.40%

New York City NY Ser A-4	0.34%	7/2/2012	8/1/2038	AAA	$4,000	$4,000,000
New York City NY Sub Ser L-5	0.34%	7/2/2012	4/1/2035	AA	3,250	3,250,000

Total						7,250,000

Transportation 0.22%

Denver CO City & Cnty Arpt Rev Sub Ser G-1 Rmkt (AG)	0.28%	7/2/2012	11/15/2025	AA-	1,000	1,000,000
Denver CO City & Cnty Arpt Sys Rev Sub Ser G2 (AG)	0.28%	7/2/2012	11/15/2025	AA-	3,000	3,000,000

Total						4,000,000

Utilities 0.25%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	0.70%	7/2/2012	6/1/2036	AA+	4,500	4,500,000

Total Variable Rate Demand Notes (cost $15,750,000)						15,750,000

Total Short-Term Investments (cost $15,750,797)						15,750,797

Total Investments in Securities 103.35% (cost $1,878,291,141)						1,860,637,813

Liabilities in Excess of Cash and Other Assets(h) (3.35%)						(60,328,214)

Net Assets 100.00%						$1,800,309,599

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	September 2012	602	Short	$(89,077,188)	$671,506
Ultra Long U.S. Treasury Bond	September 2012	118	Short	(19,687,562)	130,702

Totals				$(108,764,750)	$802,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.21%

Corporate-Backed 0.45%

CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$1,046,510

Education 5.76%

CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	889,890
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,129,160
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,190,603
CA Muni Fin Auth Rev Emerson College	5.75%	1/1/2033	BBB+	1,250	1,441,588
CA Muni Fin Auth Rev Univ San Diego Ser A(a)	5.00%	10/1/2029	A2	2,225	2,497,785
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	862,500
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,804,815
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,530,805

Total					13,347,146

General Obligation 23.20%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	1,000	1,116,690
CA St	5.00%	2/1/2032	A1	2,000	2,191,020
CA St	5.00%	2/1/2033	A1	3,000	3,271,440
CA St	5.25%	9/1/2024	A1	5,000	5,912,200
CA St	5.50%	11/1/2034	A1	275	306,856
CA St (CIFG)	4.50%	8/1/2028	A1	1,515	1,569,388
CA St Var Purp	5.00%	9/1/2029	A1	485	535,944
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,662,450
CA St Var Purp	5.25%	10/1/2032	A1	4,000	4,471,240
CA St Var Purp	5.25%	4/1/2035	A1	5,000	5,546,550
CA St Var Purp	5.50%	3/1/2040	A1	2,000	2,212,720
CA St Var Purp	6.50%	4/1/2033	A1	3,500	4,220,860
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,171,260
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,494,737
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA-	1,335	1,461,999
Mount Diablo CA Unif Sch Dist 2010 Election Ser E	5.00%	8/1/2025	Aa3	2,000	2,311,560
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2032	AA	955	1,066,850
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2033	AA	1,070	1,189,583
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2034	AA	1,200	1,327,716
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	3,000	3,163,050
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	897,255
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,500	1,781,565
Territory of Guam Ser A	7.00%	11/15/2039	B+	390	433,204
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3	1,000	1,319,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Yosemite CA Comnty College Dist Unltd Cap Apprec 2004 Election Ser D	Zero Coupon	8/1/2033	Aa2	$3,350	$1,156,856

Total					53,792,973

Health Care 14.11%

CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	2,500	2,816,925
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2039	A2	1,500	1,591,980
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2035	A	2,000	2,214,160
CA Hlth Facs Fing Auth Mem Hlth Svcs Ser A	5.00%	10/1/2024	AA-	1,510	1,767,213
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	1,000	1,230,270
CA Hlth Facs Fing Auth Rady Children’s Hosp Ser A	5.50%	8/15/2033	A2	2,000	2,174,540
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	8/15/2042	AA-	2,000	2,194,560
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	2,000	2,312,340
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-	1,000	1,159,860
CA Statewide Cmntys Dev Auth Trinity Hlth	5.00%	12/1/2041	AA	2,000	2,183,280
Kaweah CA Delta Hlthcare Dist(a)	5.00%	6/1/2021	A3	2,000	2,248,120
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA	500	595,335
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	6.00%	7/1/2033	A-	2,000	2,226,040
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2031	BB	2,000	2,502,160
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB	2,000	2,051,320
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A	2,000	2,330,900
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+	1,000	1,121,230

Total					32,720,233

Housing 1.13%

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2	1,000	1,019,970
CA Statewide Cmntys Dev Auth Irvine Univ Campus	5.125%	5/15/2031	Baa2	1,500	1,612,050

Total					2,632,020

Lease Obligations 9.16%

CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2	2,000	2,276,280
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2	1,550	1,699,776
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2	1,000	1,068,810
CA St Pub Wrks Brd Var Cap Pj Ser A	5.00%	4/1/2026	A2	3,000	3,318,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2		$1,000	$1,160,030
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,333,320
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1		1,000	1,145,210
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		1,500	1,732,830
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A+		1,220	1,297,226
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,438,750
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,776,078

Total						21,247,210

Other Revenue 3.63%

CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		2,000	2,073,940
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BB+		1,000	905,360
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(c)	850	855,933
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,426,591
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	446,040
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	1,045,341
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A		1,500	1,655,565

Total						8,408,770

Special Tax 7.85%

Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	553,873
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	929,939
Imperial Beach CA Redev Agy Palm Ave Comm Redev Pj	5.00%	6/1/2030	A		2,000	2,051,100
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,436,806
Irvine CA Pub Facs & Infrastr Auth Spl Assmt Ser A	4.50%	9/2/2025	BBB+		650	669,922
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,112,380
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	1,193,360
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	BBB		2,000	2,048,040
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,107,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Special Tax (continued)

San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-		$500	$565,585
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-		1,000	1,125,950
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,625,985
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A		500	581,275
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A		500	589,985
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A		1,500	1,693,275
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		985	915,804

Total						18,200,349

Tax Revenue 2.69%

San Diego Cnty CA Regl Transn Commn Ser A	5.00%	4/1/2025	AAA		1,895	2,273,166
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2		1,000	1,146,180
Sonoma-Marin Area Rail Transit Dist Ser A Rmkt	5.00%	3/1/2029	AA		1,500	1,729,425
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+		1,030	1,092,964

Total						6,241,735

Tobacco 7.11%

CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+		2,175	1,701,524
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		1,000	825,040
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		1,070	809,979
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		3,020	2,193,668
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		1,610	1,297,692
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%	6/1/2045	A2		3,000	3,040,290
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2		4,555	4,642,274
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2		350	350,298
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	855	762,232
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	945	866,404

Total						16,489,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation 7.11%

Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	$2,905	$3,177,402
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-	2,000	2,096,280
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A	5.00%	5/15/2035	AA	5,000	5,536,700
Port of Oakland CA Ser O AMT	5.125%	5/1/2031	A	1,250	1,300,750
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2032	A+	1,000	1,080,510
San Francisco CA City & Cnty Arpts Commn 2nd Ser F AMT	5.00%	5/1/2027	A+	1,430	1,573,286
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A2	1,500	1,734,090

Total					16,499,018

Utilities 17.01%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	1,000	1,091,780
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-	2,000	2,355,040
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA	2,000	2,344,760
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AA-	2,000	2,200,180
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	1,000	1,161,840
Dublin-San Ramon Svcs Dist CA	5.25%	8/1/2029	A	1,250	1,467,363
El Dorado CA Irrigation Dist/El Dorado Cnty Wtr Agy Rev Ser A (AGM)(a)	5.00%	3/1/2025	AA-	750	846,713
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	2,075	2,089,566
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A-	1,505	1,631,932
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A-	1,000	1,094,200
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%	11/1/2034	A-	2,000	2,595,240
Northern CA Gas Auth No 1	1.034%#	7/1/2027	A-	1,000	725,540
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1	1,985	2,317,567
Northern CA Pwr Agy Rev Hydroelectric No 1-C (AG)	5.00%	7/1/2024	AA-	1,760	1,936,440
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2	2,100	2,197,419
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+	750	781,740
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AA-	1,000	1,112,980
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	1,500	1,728,285
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	1,500	1,890,120
Santa Maria CA Wtr & Wstwtr Rev Ser A	5.00%	2/1/2027	A	2,000	2,242,180
Santa Rosa CA Wstwtr Rev Ser A	5.00%	9/1/2025	Aa3	2,025	2,363,701
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	Baa1	2,000	2,088,380
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	AA-	1,000	1,185,050

Total					39,448,016

Total Municipal Bonds (cost $212,508,848)					230,073,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND June 30, 2012

Investments	Shares (000)		Fair Value

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal Money Market Fund Class A (cost $26)	—	(j)	$26

Total Investments in Securities 99.21% (cost $212,508,874)			230,073,407

Cash and Other Assets in Excess of Liabilities (h) 0.79%			1,838,969

Net Assets 100.00%			$231,912,376

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	September 2012	81	Short	$(11,985,469)	$90,352
Ultra Long U.S. Treasury Bond	September 2012	35	Short	(5,839,531)	38,768

Totals				$(17,825,000)	$129,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.62%

Corporate-Backed 3.21%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,305	$1,266,920
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	1,057,376
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	320	306,330
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	1,004,100
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT (e)	6.25%	6/1/2026	NR	1,000	613,810

Total					4,248,536

Education 13.89%

NJ Inst of Tech Ser A	5.00%	7/1/2032	A+	500	568,180
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA-	1,000	1,107,150
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2	1,750	1,959,913
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	2,172,060
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2024	A	2,000	2,153,600
NJ St Edl Facs Auth Rider Univ Ser A	5.00%	7/1/2032	BBB+	500	546,920
NJ St Edl Facs Auth Rider Univ Ser A	5.00%	7/1/2037	BBB+	500	532,000
NJ St Edl Facs Auth Rowan Univ	5.00%	7/1/2022	A+	425	498,848
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA-	1,150	1,271,233
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,450	2,846,581
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,212,680
NJ St Higher Ed Assistance Auth Student Ln Rev Ser 1A AMT	4.125%	12/1/2024	Aa2	1,250	1,246,950
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,000	2,263,480

Total					18,379,595

General Obligation 10.56%

Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,335,196
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	2,131,659
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,628,846
New Brunswick NJ	5.00%	10/1/2023	AA-	1,000	1,189,990
NJ St Ser Q	5.00%	8/15/2020	AA-	1,025	1,259,325
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,490	2,047,951
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	1,012,068
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	1,000	1,046,030
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	5,277
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	155,509
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+	1,000	1,050,430
Woodbridge Twp NJ Swr Util	4.00%	7/1/2024	AA-	1,020	1,114,972

Total					13,977,253

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care 15.91%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		$1,000	$1,016,720
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		500	479,615
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	890,100
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(c)	385	407,141
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,000	999,930
NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1		650	765,616
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,136,300
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		925	1,002,654
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		875	947,782
NJ Hlthcare Facs Fing Auth Catholic Hlth East	4.75%	11/15/2029	A		570	606,771
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	2,129,980
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,323,320
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-		1,000	1,087,050
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	1,032,700
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	1,036,790
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A+		2,500	2,770,875
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+		415	416,556
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+		1,000	1,003,720

Total						21,053,620

Housing 1.68%

NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3		1,000	1,115,410
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3		1,000	1,105,270

Total						2,220,680

Lease Obligations 20.00%

Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1		1,250	1,427,375
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+		2,500	2,812,175
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3		750	932,678
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+		1,275	1,466,556
NJ Econ Dev Auth Sch Facs Constr Ser N-1 (AMBAC)	5.50%	9/1/2024	A+		1,000	1,228,930
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+		1,020	1,091,196
NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2026	A+		705	812,329
NJ Econ Dev Auth Seeing Eye Inc Pj	5.00%	6/1/2032	A		1,250	1,400,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	$3,800	$4,161,380
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,614,312
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,096,060
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	1,984,250
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	1,296,450
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,500	1,843,005
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2028	A-	1,000	1,118,400
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,024,780
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	1,000	1,145,210

Total					26,455,298

Other Revenue 0.93%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(e)	6.25%	1/1/2037	NR	1,300	130,000
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A	1,000	1,103,710

Total					1,233,710

Special Tax 1.01%

NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	500	538,550
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	795,737

Total					1,334,287

Tax Revenue 7.15%

Garden St Preservation Tr 2005 Ser A (AGM)	5.75%	11/1/2028	AAA	3,055	4,046,103
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,020	1,139,748
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,640,900
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	375	397,924
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	694,259
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	535,495

Total					9,454,429

Tobacco 5.85%

NJ Econ Dev Auth(a)	5.00%	6/15/2026	BBB+	1,520	1,655,386
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1	2,220	2,081,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)

NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1	$1,755	$1,556,843
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2	3,155	2,441,339

Total					7,734,796

Transportation 9.78%

Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,660,575
NJ St Tpk Auth Ser A	5.00%	1/1/2035	A+	275	308,770
NJ St Tpk Auth Ser A (AGM)	5.25%	1/1/2028	AA-	2,000	2,528,580
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.25%	12/15/2020	A+	1,000	1,217,510
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,399,820
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,143,560
Port Auth NY & NJ Cons 156th Ser	4.75%	11/1/2036	Aa2	3,375	3,678,075

Total					12,936,890

Utilities 8.65%

Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000	1,145,450
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	1,775	2,264,474
Passaic Vly NJ Sewage Commnrs Swr Sys Ser F (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525	390,973
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2	1,000	1,046,390
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	BBB+	1,000	1,041,970
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	BBB+	1,000	1,026,890
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	1,000	1,088,700
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,210	2,419,176
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	Baa3	1,000	1,015,420

Total					11,439,443

Total Municipal Bonds (cost $121,829,736)					130,468,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND June 30, 2012

Investments	Shares (000)		Fair Value

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)	—	(j)	$5

Total Investments in Securities 98.62% (cost $121,829,741)			130,468,542

Cash and Other Assets in Excess of Liabilities (h) 1.38%			1,830,788

Net Assets 100.00%			$132,299,330

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	September 2012	49	Short	$(7,250,469)	$54,657
Ultra Long U.S. Treasury Bond	September 2012	9	Short	(1,501,594)	9,969

Totals				$(8,752,063)	$64,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.26%

Corporate-Backed 7.83%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$718,605
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	942,390
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	464,655
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,393,056
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,807,125
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,599,705
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT(e)	5.40%	7/1/2019	NR	1,400	859,502
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,265	2,185,181
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	3,128,532
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BBB-	1,315	1,344,548
NY St Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A	1,600	1,768,640
NY St Liberty Dev Corp 7 World Trade Ctr Class 1	5.00%	9/15/2040	Aaa	2,000	2,246,480
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,023,900

Total					24,482,319

Education 14.64%

Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,634,621
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	520,950
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,104,950
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	1,056,390
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	350	379,817
Monroe Cnty NY Indl Dev Corp Ser A	5.00%	7/1/2036	Aa3	3,500	3,853,675
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,518,297
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,493,299
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2035	BBB+	500	541,525
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2042	BBB+	1,200	1,289,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	$1,750	$1,960,980
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,568,543
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A	5.25%	7/1/2034	AA-	8,000	9,313,520
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,283,142
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,146,565
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2040	AA-	2,475	2,677,900
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,648,665
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,558,710
Onondaga Civic Dev Corp Upstate Pptys Dev Inc	5.50%	12/1/2031	A+	1,000	1,135,890
St. Lawrence Cnty NY Indl Dev Agy Clarkson Univ Pj	6.00%	9/1/2034	A3	1,575	1,832,796
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	1,000	1,103,340
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,142,260

Total					45,765,379

General Obligation 7.08%

Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,369,368
New York City NY Ser E	5.00%	8/1/2019	AA	1,000	1,215,300
New York City NY Ser E	5.00%	8/1/2021	AA	1,070	1,297,514
New York City NY Ser E	5.00%	8/1/2023	AA	1,895	2,251,525
New York City NY Ser I	5.00%	8/1/2025	AA	2,500	2,979,750
New York City NY Sub Ser D-1	5.00%	10/1/2024	AA	1,500	1,791,195
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	3,985	3,277,543
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	3,500	3,661,105
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	311,019
Yonkers NY Ser A	5.00%	10/1/2020	BBB+	2,600	2,972,892

Total					22,127,211

Health Care 11.83%

Albany NY Indl Dev Agy Civic Fac St. Peter's Hosp Pj Ser A	5.25%	11/15/2027	A3	1,500	1,641,045
Albany NY Indl Dev Agy Civic Fac St. Peter's Hosp Pj Ser E	5.50%	11/15/2027	A3	1,000	1,106,210
Chautauqua Cnty NY Cap Res Corp Women's Christian Assoc Pj Ser A	8.00%	11/15/2030	NR	1,000	1,084,400
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,769,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	$1,700	$1,585,556
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	946,120
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	760,298
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	761,453
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	1,500	1,700,565
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,154,990
NY St Dorm Auth Catholic Hlth Sys Oblig Grp Ser A(a)	5.00%	7/1/2032	BBB+	500	521,570
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	Aa2	2,500	2,623,775
NY St Dorm Auth Rev Non St Supp Debt Mt Sinai Hosp Ser A	5.00%	7/1/2026	A2	5,525	6,029,819
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.00%	5/1/2022	A-	1,195	1,402,261
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.25%	5/1/2034	A-	1,000	1,116,510
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A3	1,500	1,758,525
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	2,169,760
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	1,010,840
St. Lawrence Cnty NY Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,581,705
Suffolk Cnty NY Econ Dev Corp Catholic Hlth Svcs	5.00%	7/1/2028	A-	1,000	1,108,320
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,155	1,085,769
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	901,960
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,178,510
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	981,639

Total					36,981,410

Housing 1.03%

New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+	415	439,564
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,298,296
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	450	476,977

Total					3,214,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations 13.21%

Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	$2,575	$2,937,457
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,129,360
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B	5.00%	5/1/2023	AA-	1,000	1,177,730
Monroe Cnty NY Indl Dev Agy Rochester Schs Modernization Ser A	5.00%	5/1/2021	AA-	2,750	3,298,405
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,684,950
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA-	1,830	2,033,697
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2022	AA-	2,000	2,441,580
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2025	AA-	2,795	3,282,504
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2027	AA-	1,425	1,652,587
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,684,385
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,705,075
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	1,500	1,769,835
NY St Dorm Auth Rev Non St Supp Debt Master Boces Pg Lease	5.50%	8/15/2026	Aa3	1,560	1,849,708
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,178,160
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	1,000	1,127,320
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	5,029,966
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,024,780
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	2,000	2,290,420

Total					41,297,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue 6.18%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	$3,000	$3,346,230
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,719,630
Build NYC Res Corp NY YMCA Greater Pj	5.00%	8/1/2042	A-	1,265	1,351,665
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	1,500	1,819,500
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	AA	4,500	5,129,235
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2031	A	2,000	2,178,800
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3	2,385	2,663,616
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	1,100	1,126,972

Total					19,335,648

Special Tax 3.67%

New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,094,899
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,818,083
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,558,849

Total					11,471,831

Tax Revenue 7.43%

Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	2,650	3,045,248
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA	2,125	2,343,238
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D	5.00%	2/1/2027	AAA	1,500	1,747,425
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D	5.00%	2/1/2028	AAA	500	579,175
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA	5,000	5,544,250
NY St Dorm Auth Rev St Pers Income Tax Ser G	5.00%	8/15/2021	AAA	1,110	1,371,505
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA	4,785	5,570,218
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	2,000	2,209,800
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	755	801,153

Total					23,212,012

Tobacco 2.27%

Suffolk Cnty NY Tob Asset Securitization Corp Ser B	5.00%	6/1/2032	A-	750	780,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

Suffolk Cnty NY Tob Asset Securitization Corp Ser B	5.25%	6/1/2037	BBB+		$700	$732,438
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BB+	(c)	2,350	1,898,659
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		1,750	1,688,697
TSASC Inc NY Ser 1	5.125%	6/1/2042	B-		2,745	1,994,407

Total						7,094,914

Transportation 11.54%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		2,500	2,707,125
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,190,040
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,324,688
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	2,094,120
NY St Bridge Auth	4.00%	1/1/2027	AA-		3,250	3,511,072
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	5,505,250
NY St Thwy Auth Gen Rev Ser I(a)	5.00%	1/1/2028	A+		2,000	2,257,680
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA		2,000	2,238,040
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2024	Aa2		1,250	1,447,812
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2041	Aa2		1,250	1,341,013
Port Auth NY & NJ Cons 170th AMT	5.00%	10/1/2033	Aa2		1,525	1,666,215
Port Auth NY & NJ Cons 173rd	4.00%	12/1/2022	Aa2		2,000	2,265,500
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	AA-		5,455	5,952,169
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	AA-		2,250	2,576,002

Total						36,076,726

Utilities 12.55%

Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-		1,850	2,026,601
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-		2,190	2,577,214
Long Island NY Pwr Auth Ser B(a)	5.00%	9/1/2025	A-		1,000	1,154,980
New York City NY Muni Wtr Fin Auth 2nd Resolution Ser EE	5.00%	6/15/2034	AA+		3,500	3,981,775
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+		3,295	3,743,449
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3		8,000	8,017,760
NY St Envr Facs Corp Muni Wtr	5.00%	6/15/2036	AAA		1,250	1,393,925
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AAA		2,795	3,332,115
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AAA		5,000	5,392,050
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	Baa2		2,600	2,720,614
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+		4,500	4,899,150

Total						39,239,633

Total Municipal Bonds (cost $290,721,565)						310,299,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND June 30, 2012

SHORT-TERM INVESTMENTS 0.91%

Investments	Shares (000)		Fair Value

Money Market Mutual Fund 0.00%

Dreyfus NY Municipal Cash Management (cost $331)	—	(j)	$331

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)

Variable Rate Demand Note 0.91%

General Obligation

New York City NY Sub Ser L-5 (cost $2,850,000)	0.34%	7/2/2012	4/1/2035	AA	$2,850	2,850,000

Total Short-Term Investments (cost $2,850,331)						2,850,331

Total Investments in Securities 100.17% (cost $293,571,896)	$313,150,170

Liabilities in Excess of Cash and Other Assets(h) (0.17%)	(524,223)

Net Assets 100.00%	$312,625,947

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 30-Year Treasury Bond	September 2012	136	Short	$(20,123,750)	$151,702
Ultra Long U.S. Treasury Bond	September 2012	26	Short	(4,337,938)	28,799

Totals				$(24,461,688)	$180,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
June 30, 2012

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2012.
TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at June 30, 2012.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(d)).
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.

(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Fund received partial payment from issuer.
(j)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of June 30, 2012, each Fund, except Short Duration, had open futures contracts.

(d)

When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special

Notes to Schedule of Investments (unaudited)(continued)

purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of June 30, 2012, as well as the average trust certificates outstanding for the period ended June 30, 2012:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding

Short Duration	$17,000,000	.18% - .19%	$34,496,630	$9,500,000
Intermediate	11,815,000	.18% - .26%	25,466,813	9,720,000
AMT Free	—	—	—	625,000
National	93,095,000	.14% - .30%	217,208,878	156,259,170
High Yield	72,660,000	.18% - .30%	165,110,061	130,330,000
California	1,500,000.18%		3,530,805	10,606,250
New Jersey	—	—	—	3,982,500
New York	4,030,000.18%		9,376,932	15,882,500

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best

Notes to Schedule of Investments (unaudited)(continued)

information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at fair value:

	Short Duration				Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,864,948,399	$—	$1,864,948,399	$—	$3,295,981,341	$761,601	$3,296,742,942
Money Market Mutual Fund	—	—	—	—	1,776	—	—	1,776
Variable Rate Demand Notes	—	526,535,150	—	526,535,150	—	127,790,000	—	127,790,000
Total	$—	$2,391,483,549	$—	$2,391,483,549	$1,776	$3,423,771,341	$761,601	$3,424,534,718
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$827,824	$—	$—	$827,824
Liabilities	—	—	—	—	—	—	—	—
Total	$—	$—	$—	$—	$827,824	$—	$—	$827,824

	AMT Free				National
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$139,074,969	$—	$139,074,969	$—	$1,963,520,759	$761,601	$1,964,282,360
Money Market Mutual Fund	—	—	—	—	908	—	—	908
Variable Rate Demand Notes	—	—	—	—	—	13,050,000	—	13,050,000
Total	$—	$139,074,969	$—	$139,074,969	$908	$1,976,570,759	$761,601	$1,977,333,268
Other Financial Instruments
Futures Contracts
Assets	$89,877	$—	$—	$89,877	$874,509	$—	$—	$874,509
Liabilities	—	—	—	—	—	—	—	—
Total	$89,877	$—	$—	$89,877	$874,509	$—	$—	$874,509

Notes to Schedule of Investments (unaudited)(continued)

	High Yield				California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,843,078,213	$1,808,803	$1,844,887,016	$—	$230,073,381	$—	$230,073,381
Money Market Mutual Fund	797	—	—	797	26	—	—	26
Variable Rate Demand Notes	—	15,750,000	—	15,750,000	—	—	—	—
Total	$797	$1,858,828,213	$1,808,803	$1,860,637,813	$26	$230,073,381	$—	$230,073,407

Other Financial Instruments
Futures Contracts
Assets	$802,208	$—	$—	$802,208	$129,120	$—	$—	$129,120
Liabilities	—	—	—	—	—	—	—	—
Total	$802,208	$—	$—	$802,208	$129,120	$—	$—	$129,120

	New Jersey				New York
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$130,468,537	$—	$130,468,537	$—	$310,299,839	$—	$310,299,839
Money Market Mutual Fund	5	—	—	5	331	—	—	331
Variable Rate Demand Note	—	—	—	—	—	2,850,000	—	2,850,000
Total	$5	$130,468,537	$—	$130,468,542	$331	$313,149,839	$—	$313,150,170
Other Financial Instruments
Futures Contracts
Assets	$64,626	$—	$—	$64,626	$180,501	$—	$—	$180,501
Liabilities	—	—	—	—	—	—	—
Total	$64,626	$—	$—	$64,626	$180,501	$—	$—	$180,501

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Intermediate	National	High Yield
Investment Type	Municipal Bonds	Municipal Bonds	Municipal Bonds
Balance as of October 1, 2011	$534,590	$534,590	$1,269,652
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	227,011	227,011	539,151
Purchases	—	—	—
Sales	—	—	—
Net transfers in or out of Level 3	—	—	—
Balance as of June 30, 2012	$761,601	$761,601	$1,808,803

(g)

Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended June 30, 2012 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of U.S. Treasury futures contracts as of June 30, 2012:

Unrealized Appreciation as of June 30, 2012
Intermediate	$827,824
AMT Free	89,877
National	874,509
High Yield	802,208
California	129,120
New Jersey	64,626
New York	180,501

3. FEDERAL TAX INFORMATION

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$2,331,091,885	$44,983,749	$(1,592,086)	$43,391,663
Intermediate	3,223,515,210	198,609,234	(9,404,726)	189,204,508
AMT Free	129,878,350	9,229,245	(32,626)	9,196,619
National	1,757,916,994	152,598,921	(26,277,647)	126,321,274
High Yield	1,801,193,882	128,318,385	(141,534,454)	(13,216,069)
California	210,888,582	18,631,392	(946,567)	17,684,825
New Jersey	121,775,204	10,771,555	(2,078,217)	8,693,338
New York	289,388,359	23,146,795	(3,414,984)	19,731,811

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trust and other temporary adjustments.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

		By:	/s/Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date:	August 21, 2012

		By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

		By:	/s/Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date:	August 21, 2012

		By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date:	August 21, 2012